Putnam Master Intermediate Income Trust
The fund's portfolio
6/30/24 (Unaudited)

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (43.4%)(a)
	Principal amount	Value
U.S. Government Guaranteed Mortgage Obligations (8.4%)
Government National Mortgage Association Pass-Through Certificates
5.50%, TBA, 7/1/54	$5,000,000	$4,960,749
5.50%, 5/20/49	17,301	17,525
5.00%, 5/20/49	52,283	51,477
4.50%, TBA, 7/1/54	5,000,000	4,752,855
4.00%, TBA, 7/1/54	4,000,000	3,696,542
3.50%, with due dates from 10/20/49 to 3/20/50	335,135	301,468

		13,780,616
U.S. Government Agency Mortgage Obligations (35.0%)
Federal National Mortgage Association Pass-Through Certificates
5.00%, with due dates from 1/1/49 to 8/1/49	52,848	51,582
Uniform Mortgage-Backed Securities
6.50%, TBA, 8/1/54	15,000,000	15,261,318
6.50%, TBA, 7/1/54	15,000,000	15,266,007
6.00%, TBA, 7/1/54	22,000,000	22,061,888
3.50%, TBA, 8/1/54	1,000,000	885,132
3.50%, TBA, 7/1/54	1,000,000	885,078
3.00%, TBA, 8/1/54	1,000,000	851,563
3.00%, TBA, 7/1/54	1,000,000	850,938
2.50%, TBA, 7/1/54	1,000,000	816,445
2.50%, TBA, 8/1/54	1,000,000	817,461

		57,747,412

Total U.S. government and agency mortgage obligations (cost $71,806,739)		$71,528,028

U.S. TREASURY OBLIGATIONS (0.1%)(a)
	Principal amount	Value
U.S. Treasury Notes
1.875%, 2/28/27(i)	$143,000	$134,304
0.25%, 5/31/25(i)	2,000	1,913

Total U.S. treasury obligations (cost $136,217)		$136,217

MORTGAGE-BACKED SECURITIES (35.2%)(a)
	Principal amount	Value
Agency collateralized mortgage obligations (13.5%)
Federal Home Loan Mortgage Corporation
REMICs Ser. 4077, Class IK, IO, 5.00%, 7/15/42	$392,355	$79,266
REMICs Ser. 5091, Class IL, IO, 4.50%, 3/25/51	2,244,945	499,120
REMICs Ser. 5093, Class YI, IO, 4.50%, 12/25/50	1,714,261	403,427
REMICs Ser. 5024, Class HI, IO, 4.50%, 10/25/50	4,184,305	969,245
REMICs Ser. 4984, Class IL, IO, 4.50%, 6/25/50	2,304,631	529,938
REMICs Ser. 4000, Class PI, IO, 4.50%, 1/15/42	133,379	19,087
REMICs Ser. 5134, Class IC, IO, 4.00%, 8/25/51	3,318,924	649,145
REMICs Ser. 23-5349, Class IB, IO, 4.00%, 12/15/46	1,969,164	401,721
REMICs Ser. 4193, Class PI, IO, 4.00%, 3/15/43	401,295	56,278
REMICs Ser. 4105, Class HI, IO, 3.50%, 7/15/41	186,791	12,164
Strips Ser. 304, Class C37, IO, 3.50%, 12/15/27	68,335	1,757
REMICs IFB Ser. 5011, Class SA, IO, ((-1 x US 30 Day Average SOFR) + 6.14%), 0.80%, 9/25/50	3,516,538	414,283
REMICs IFB Ser. 4742, Class S, IO, ((-1 x US 30 Day Average SOFR) + 6.09%), 0.752%, 12/15/47	590,447	65,411
REMICs IFB Ser. 4839, Class WS, IO, ((-1 x US 30 Day Average SOFR) + 5.99%), 0.652%, 8/15/56	2,158,900	258,982
REMICs IFB Ser. 5002, Class SJ, IO, ((-1 x US 30 Day Average SOFR) + 5.99%), 0.65%, 7/25/50	3,166,159	319,948
REMICs IFB Ser. 4945, Class SL, IO, ((-1 x US 30 Day Average SOFR) + 5.94%), 0.60%, 1/25/50	2,223,966	214,869
Federal National Mortgage Association
REMICs Ser. 16-3, Class NI, IO, 6.00%, 2/25/46	822,303	138,953
Interest Strip Ser. 374, Class 6, IO, 5.50%, 8/25/36	30,868	4,989
REMICs Ser. 15-30, IO, 5.50%, 5/25/45	1,019,031	159,458
Interest Strip Ser. 378, Class 19, IO, 5.00%, 6/25/35	85,534	11,603
REMICs Ser. 20-76, Class BI, IO, 4.50%, 11/25/50	3,249,031	707,412
REMICs Ser. 12-127, Class BI, IO, 4.50%, 11/25/42	117,727	23,904
REMICs Ser. 13-58, Class DI, IO, 4.00%, 6/25/43	1,116,637	201,373
REMICs Ser. 13-41, Class IP, IO, 4.00%, 5/25/43	325,325	51,239
REMICs Ser. 13-44, Class PI, IO, 4.00%, 1/25/43	245,837	32,846
REMICs Ser. 13-60, Class IP, IO, 4.00%, 10/25/42	174,660	19,306
REMICs IFB Ser. 10-35, Class SG, IO, ((-1 x US 30 Day Average SOFR) + 6.29%), 0.95%, 4/25/40	248,244	24,421
REMICs IFB Ser. 18-20, Class SB, IO, ((-1 x US 30 Day Average SOFR) + 6.14%), 0.80%, 3/25/48	1,340,753	86,906
REMICs IFB Ser. 18-38, Class SA, IO, ((-1 x US 30 Day Average SOFR) + 6.09%), 0.75%, 6/25/48	2,326,560	249,931
REMICs IFB Ser. 17-32, Class SA, IO, ((-1 x US 30 Day Average SOFR) + 6.04%), 0.70%, 5/25/47	2,890,509	263,094
REMICs IFB Ser. 13-18, Class SB, IO, ((-1 x US 30 Day Average SOFR) + 6.04%), 0.70%, 10/25/41	317	—
REMICs IFB Ser. 19-43, Class JS, IO, ((-1 x US 30 Day Average SOFR) + 5.94%), 0.60%, 8/25/49	1,270,678	115,431
REMICs FRB Ser. 19-61, Class S, IO, ((-1 x US 30 Day Average SOFR) + 5.89%), 0.55%, 11/25/49	2,645,847	268,322
REMICs IFB Ser. 11-101, Class SA, IO, ((-1 x US 30 Day Average SOFR) + 5.79%), 0.45%, 10/25/41	586,706	44,964
Government National Mortgage Association
5.00%, 12/20/52	1,646,908	348,819
Ser. 16-42, IO, 5.00%, 2/20/46	772,270	143,123
Ser. 18-127, Class IC, IO, 5.00%, 10/20/44	1,376,825	322,989
Ser. 14-76, IO, 5.00%, 5/20/44	320,258	62,767
Ser. 12-146, IO, 5.00%, 12/20/42	209,232	39,974
Ser. 17-26, Class MI, IO, 5.00%, 11/20/39	1,005,514	195,019
Ser. 15-79, Class GI, IO, 5.00%, 10/20/39	170,740	33,384
Ser. 18-94, Class AI, IO, 4.50%, 7/20/48	916,374	193,205
Ser. 21-122, Class GI, IO, 4.50%, 11/20/47	3,267,746	691,020
Ser. 13-34, Class IH, IO, 4.50%, 3/20/43	427,582	82,500
Ser. 17-42, Class IC, IO, 4.50%, 8/20/41	379,208	74,911
Ser. 22-36, IO, 4.00%, 2/20/52	2,803,791	500,143
Ser. 21-214, Class AI, IO, 4.00%, 12/20/51	2,827,832	540,835
Ser. 20-13, Class AI, IO, 4.00%, 3/20/46	4,333,170	605,971
Ser. 15-186, Class AI, IO, 4.00%, 12/20/45	980,245	174,533
Ser. 15-53, Class MI, IO, 4.00%, 4/16/45	750,079	145,737
Ser. 15-64, Class YI, IO, 4.00%, 11/20/44	558,412	72,901
Ser. 14-149, Class IP, IO, 4.00%, 7/16/44	1,588,973	230,719
Ser. 17-93, Class TI, IO, 4.00%, 3/20/44	207,337	4,908
Ser. 14-4, Class IC, IO, 4.00%, 1/20/44	211,845	34,566
Ser. 14-100, Class NI, IO, 4.00%, 6/20/43	362,347	18,944
Ser. 13-165, Class IL, IO, 4.00%, 3/20/43	183,252	27,763
Ser. 12-56, Class IB, IO, 4.00%, 4/20/42	174,245	29,279
Ser. 21-156, IO, 3.50%, 7/20/51	3,890,625	657,504
Ser. 20-167, Class PI, IO, 3.50%, 11/20/50	2,315,526	435,899
Ser. 16-75, Class EI, IO, 3.50%, 8/20/45	369,468	55,141
Ser. 13-28, IO, 3.50%, 2/20/43	121,953	16,237
Ser. 13-54, Class JI, IO, 3.50%, 2/20/43	197,227	24,484
Ser. 13-14, IO, 3.50%, 12/20/42	761,646	94,101
Ser. 12-140, Class IC, IO, 3.50%, 11/20/42	810,548	131,066
Ser. 12-128, Class IA, IO, 3.50%, 10/20/42	795,086	123,353
Ser. 12-113, Class ID, IO, 3.50%, 9/20/42	384,804	60,757
Ser. 15-52, Class KI, IO, 3.50%, 11/20/40	349,273	16,805
Ser. 21-59, Class IP, IO, 3.00%, 4/20/51	3,225,559	521,250
Ser. 20-175, Class NI, IO, 3.00%, 11/20/50	2,579,624	414,146
Ser. 17-H19, Class MI, IO, 2.101%, 4/20/67(WAC)	970,910	47,639
Ser. 16-H03, Class DI, IO, 2.048%, 12/20/65(WAC)	1,873,861	71,491
Ser. 15-H25, Class EI, IO, 1.876%, 10/20/65(WAC)	1,411,160	46,992
Ser. 15-H20, Class AI, IO, 1.834%, 8/20/65(WAC)	2,012,744	55,552
FRB Ser. 15-H08, Class CI, IO, 1.798%, 3/20/65(WAC)	959,201	25,035
Ser. 17-H11, Class DI, IO, 1.768%, 5/20/67(WAC)	1,889,103	96,482
Ser. 15-H23, Class BI, IO, 1.762%, 9/20/65(WAC)	1,958,307	48,762
Ser. 16-H14, IO, 1.681%, 6/20/66(WAC)	1,586,087	38,647
Ser. 16-H24, Class CI, IO, 1.674%, 10/20/66(WAC)	1,346,007	33,650
Ser. 13-H08, Class CI, IO, 1.623%, 2/20/63(WAC)	796,648	24,527
Ser. 17-H12, Class QI, IO, 1.584%, 5/20/67(WAC)	1,709,080	59,091
Ser. 16-H18, Class QI, IO, 1.556%, 6/20/66(WAC)	1,185,449	65,641
Ser. 14-H21, Class BI, IO, 1.556%, 10/20/64(WAC)	2,451,899	65,221
Ser. 17-H06, Class BI, IO, 1.375%, 2/20/67(WAC)	2,107,388	60,999
Ser. 15-H10, Class BI, IO, 1.352%, 4/20/65(WAC)	1,381,793	57,621
Ser. 17-H08, Class NI, IO, 1.341%, 3/20/67(WAC)	2,683,076	93,035
Ser. 16-H17, Class KI, IO, 1.311%, 7/20/66(WAC)	1,199,830	52,867
Ser. 16-H09, Class BI, IO, 1.298%, 4/20/66(WAC)	2,513,639	116,381
Ser. 15-H15, Class BI, IO, 1.282%, 6/20/65(WAC)	1,108,215	42,888
Ser. 18-H02, Class EI, IO, 1.279%, 1/20/68(WAC)	3,308,012	160,091
Ser. 18-H03, Class XI, IO, 1.273%, 2/20/68(WAC)	2,425,444	112,348
Ser. 18-H05, Class AI, IO, 1.238%, 2/20/68(WAC)	1,207,231	54,796
Ser. 18-H05, Class BI, IO, 1.234%, 2/20/68(WAC)	2,336,793	106,310
Ser. 17-H09, IO, 1.219%, 4/20/67(WAC)	2,802,444	79,794
Ser. 16-H16, Class EI, IO, 1.161%, 6/20/66(WAC)	1,915,723	67,817
IFB Ser. 23-35, Class SH, IO, ((-1 x US 30 Day Average SOFR) + 6.45%), 1.117%, 2/20/53	6,478,253	457,654
Ser. 17-H02, Class BI, IO, 1.009%, 1/20/67(WAC)	1,292,662	43,770
IFB Ser. 21-98, Class SK, IO, ((-1 x CME Term SOFR 1 Month) + 6.19%), 0.847%, 6/20/51	4,841,561	559,636
IFB Ser. 21-77, Class SM, IO, ((-1 x CME Term SOFR 1 Month) + 6.19%), 0.847%, 5/20/51	2,883,939	337,739
IFB Ser. 21-59, Class SM, IO, ((-1 x CME Term SOFR 1 Month) + 6.19%), 0.847%, 4/20/51	5,885,002	645,897
IFB Ser. 21-59, Class SQ, IO, ((-1 x CME Term SOFR 1 Month) + 6.19%), 0.847%, 4/20/51	1,943,315	223,115
IFB Ser. 20-133, Class CS, IO, ((-1 x CME Term SOFR 1 Month) + 6.19%), 0.847%, 9/20/50	2,766,420	332,861
Ser. 17-H16, Class JI, IO, 0.82%, 8/20/67(WAC)	5,061,585	244,987
Ser. 16-H22, Class AI, IO, 0.803%, 10/20/66(WAC)	1,833,560	68,144
Ser. 16-H23, Class NI, IO, 0.793%, 10/20/66(WAC)	4,996,755	202,833
FRB Ser. 21-116, Class ES, IO, ((-1 x CME Term SOFR 1 Month) + 6.09%), 0.757%, 11/20/47	2,920,407	323,154
IFB Ser. 14-60, Class SD, IO, ((-1 x CME Term SOFR 1 Month) + 6.07%), 0.727%, 4/20/44	1,543,536	152,714
IFB Ser. 20-97, Class QS, IO, ((-1 x CME Term SOFR 1 Month) + 6.04%), 0.697%, 7/20/50	1,777,540	230,275
IFB Ser. 19-5, Class SB, IO, ((-1 x CME Term SOFR 1 Month) + 6.04%), 0.697%, 1/20/49	1,356,359	134,222
Ser. 16-H06, Class DI, IO, 0.653%, 7/20/65(WAC)	2,338,037	64,785
Ser. 18-H15, Class KI, IO, 0.652%, 8/20/68(WAC)	1,857,976	79,855
IFB Ser. 20-63, Class SP, IO, ((-1 x CME Term SOFR 1 Month) + 5.99%), 0.647%, 5/20/50	1,962,685	202,328
IFB Ser. 20-63, Class PS, IO, ((-1 x CME Term SOFR 1 Month) + 5.99%), 0.647%, 4/20/50	2,524,038	276,275
IFB Ser. 19-96, Class SY, IO, ((-1 x CME Term SOFR 1 Month) + 5.99%), 0.647%, 8/20/49	1,920,910	194,569
IFB Ser. 19-83, Class SY, IO, ((-1 x CME Term SOFR 1 Month) + 5.99%), 0.647%, 7/20/49	1,743,100	168,052
IFB Ser. 19-89, Class PS, IO, ((-1 x CME Term SOFR 1 Month) + 5.99%), 0.647%, 7/20/49	2,219,487	209,205
IFB Ser. 19-152, Class ES, IO, ((-1 x CME Term SOFR 1 Month) + 5.94%), 0.597%, 12/20/49	1,187,170	114,561
IFB Ser. 19-110, Class SQ, IO, ((-1 x CME Term SOFR 1 Month) + 5.94%), 0.597%, 9/20/49	1,867,332	185,943
Ser. 15-H20, Class CI, IO, 0.594%, 8/20/65(WAC)	2,260,597	120,264
IFB Ser. 20-63, Class AS, IO, ((-1 x CME Term SOFR 1 Month) + 5.89%), 0.547%, 8/20/43	2,039,685	168,029
Ser. 16-H03, Class AI, IO, 0.474%, 1/20/66(WAC)	1,613,358	57,028
Ser. 15-H24, Class AI, IO, 0.469%, 9/20/65(WAC)	1,737,666	55,571
Ser. 16-H10, Class AI, IO, 0.356%, 4/20/66(WAC)	4,455,447	95,400
Ser. 16-H06, Class CI, IO, 0.152%, 2/20/66(WAC)	2,297,024	47,519
IFB Ser. 14-119, Class SA, IO, ((-1 x CME Term SOFR 1 Month) + 5.49%), 0.147%, 8/20/44	712,116	53,871
Ser. 17-H16, Class IG, IO, 0.014%, 7/20/67(WAC)	4,158,742	120,082

		22,277,561
Commercial mortgage-backed securities (8.7%)
Barclays Commercial Mortgage Trust 144A Ser. 19-C4, Class E, 3.25%, 8/15/52	359,000	219,581
BDS, Ltd. 144A FRB Ser. 21-FL9, Class A, (CME Term SOFR 1 Month + 1.18%), 6.516%, 11/16/38 (Cayman Islands)	254,538	252,811
CD Commercial Mortgage Trust Ser. 17-CD4, Class B, 3.947%, 5/10/50(WAC)	403,000	360,225
CFCRE Commercial Mortgage Trust 144A FRB Ser. 11-C2, Class E, 5.08%, 12/15/47(WAC)	301,000	259,722
COMM Mortgage Trust
FRB Ser. 14-CR16, Class C, 5.053%, 4/10/47(WAC)	441,000	409,908
Ser. 14-LC17, Class B, 4.49%, 10/10/47(WAC)	193,000	190,454
Ser. 13-CR12, Class AM, 4.30%, 10/10/46	159,335	146,348
Ser. 15-DC1, Class B, 4.035%, 2/10/48(WAC)	447,000	413,443
FRB Ser. 15-LC19, Class B, 3.829%, 2/10/48(WAC)	218,000	206,109
COMM Mortgage Trust 144A
FRB Ser. 14-CR17, Class D, 4.901%, 5/10/47(WAC)	290,000	236,492
FRB Ser. 13-CR7, Class D, 4.384%, 3/10/46(WAC)	125,651	116,855
Ser. 12-LC4, Class E, 4.25%, 12/10/44	392,000	72,520
Credit Suisse Mortgage Trust 144A FRB Ser. 22-NWPT, Class A, 8.472%, 9/9/24	252,000	253,359
CSAIL Commercial Mortgage Trust Ser. 15-C1, Class AS, 3.791%, 4/15/50(WAC)	379,000	370,755
Federal Home Loan Mortgage Corporation Multifamily Structured Credit Risk FRB Ser. 21-MN1, Class M2, 9.085%, 1/25/51	235,000	236,541
Federal Home Loan Mortgage Corporation 144A Multifamily Structured Credit Risk FRB Ser. 21-MN3, Class M2, 9.335%, 11/25/51	797,000	806,201
Government National Mortgage Association FRB Ser. 24-32, IO, 0.706%, 6/16/63	6,846,833	337,737
GS Mortgage Securities Corp., II 144A FRB Ser. 13-GC10, Class D, 4.688%, 2/10/46(WAC)	456,000	429,007
GS Mortgage Securities Trust 144A
FRB Ser. 14-GC24, Class D, 4.60%, 9/10/47(WAC)	474,000	273,563
FRB Ser. 13-GC13, Class AS, 3.976%, 7/10/46(WAC)	349,799	333,485
JPMBB Commercial Mortgage Securities Trust Ser. 14-C21, Class AS, 3.997%, 8/15/47	269,890	264,355
JPMBB Commercial Mortgage Securities Trust 144A
FRB Ser. 14-C18, Class D, 4.782%, 2/15/47(WAC)	232,000	190,381
FRB Ser. C14, Class D, 4.248%, 8/15/46(WAC)	257,000	182,536
FRB Ser. 14-C23, Class D, 4.102%, 9/15/47(WAC)	252,000	222,507
Ser. 13-C14, Class F, 3.598%, 8/15/46(WAC)	1,500,000	119,668
JPMCC Commercial Mortgage Securities Trust 144A FRB Ser. 17-JP7, Class D, 4.518%, 9/15/50(WAC)	268,000	196,322
JPMDB Commercial Mortgage Securities Trust FRB Ser. 18-C8, Class C, 4.917%, 6/15/51(WAC)	270,000	218,952
JPMorgan Chase Commercial Mortgage Securities Trust FRB Ser. 13-LC11, Class D, 4.297%, 4/15/46(WAC)	194,000	48,478
JPMorgan Chase Commercial Mortgage Securities Trust 144A
FRB Ser. 11-C3, Class F, 5.709%, 2/15/46(WAC)	410,000	97,875
FRB Ser. 12-C6, Class E, 5.129%, 5/15/45(WAC)	163,000	148,562
FRB Ser. 13-LC11, Class E, 3.25%, 4/15/46 (In default)(NON)(WAC)	647,000	160,915
LB-UBS Commercial Mortgage Trust 144A FRB Ser. 06-C6, Class XCL, IO, 0.435%, 9/15/39(WAC)	462,989	1,891
Mezz Cap Commercial Mortgage Trust 144A FRB Ser. 07-C5, Class X, IO, 7.004%, 12/15/49(WAC)	13,487	—
Morgan Stanley Bank of America Merrill Lynch Trust
FRB Ser. 15-C25, Class C, 4.668%, 10/15/48(WAC)	253,000	223,601
FRB Ser. 15-C22, Class C, 4.339%, 4/15/48(WAC)	575,000	535,534
Ser. 14-C19, Class C, 4.00%, 12/15/47	211,000	200,032
Morgan Stanley Bank of America Merrill Lynch Trust 144A
FRB Ser. 13-C12, Class D, 4.965%, 10/15/46(WAC)	416,000	361,086
FRB Ser. 14-C17, Class D, 4.816%, 8/15/47(WAC)	213,000	202,584
FRB Ser. 12-C6, Class E, 4.505%, 11/15/45(WAC)	258,000	113,492
FRB Ser. 13-C10, Class D, 4.116%, 7/15/46(WAC)	350,000	199,036
FRB Ser. 13-C10, Class F, 4.116%, 7/15/46(WAC)	975,000	60,418
FRB Ser. 13-C9, Class D, 3.939%, 5/15/46(WAC)	422,000	331,698
Ser. 14-C18, Class D, 3.389%, 10/15/47	343,000	276,281
Morgan Stanley Capital I Trust
Ser. 06-HQ10, Class B, 5.448%, 11/12/41(WAC)	168,221	142,820
FRB Ser. 18-H3, Class C, 5.012%, 7/15/51(WAC)	284,000	254,691
Morgan Stanley Capital I Trust 144A FRB Ser. 12-C4, Class D, 5.336%, 3/15/45(WAC)	134,554	126,534
Multifamily Connecticut Avenue Securities Trust 144A
FRB Ser. 20-01, Class M10, 9.20%, 3/25/50	688,416	690,038
FRB Ser. 19-01, Class M10, 8.70%, 10/25/49	551,726	551,729
Ready Capital Mortgage Financing, LLC 144A FRB Ser. 22-FL9, Class A, 7.812%, 6/25/37	284,129	285,903
Shelter Growth CRE Issuer, Ltd. 144A FRB Ser. 22-FL4, Class A, (CME Term SOFR 1 Month + 2.30%), 7.635%, 6/17/37 (Bermuda)	350,504	350,942
TIAA Real Estate CDO, Ltd. 144A Ser. 03-1A, Class E, 8.00%, 12/28/38 (In default)(NON)	558,952	6
UBS Commercial Mortgage Trust FRB Ser. 17-C3, Class C, 4.53%, 8/15/50(WAC)	247,000	206,674
Wells Fargo Commercial Mortgage Trust
FRB Ser. 16-NXS5, Class D, 5.142%, 1/15/59(WAC)	216,000	164,378
FRB Ser. 15-SG1, Class B, 4.60%, 9/15/48(WAC)	273,000	254,171
Wells Fargo Commercial Mortgage Trust 144A
FRB Ser. 15-C30, Class D, 4.642%, 9/15/58(WAC)	121,000	105,408
FRB Ser. 13-LC12, Class D, 4.083%, 7/15/46(WAC)	188,000	65,796
Ser. 14-LC16, Class D, 3.938%, 8/15/50	313,738	37,649
WF-RBS Commercial Mortgage Trust
Ser. 14-C21, Class C, 4.234%, 8/15/47(WAC)	177,000	172,616
Ser. 14-C24, Class AS, 3.931%, 11/15/47	318,000	311,255
WF-RBS Commercial Mortgage Trust 144A FRB Ser. 13-C15, Class D, 4.328%, 8/15/46(WAC)	624,000	249,346

		14,251,276
Residential mortgage-backed securities (non-agency) (13.0%)
A&D Mortgage Trust 144A Ser. 24-NQM1, Class A1, 6.195%, 2/25/69	784,149	781,128
American Home Mortgage Investment Trust FRB Ser. 07-1, Class GA1C, (CME Term SOFR 1 Month + 0.30%), 5.65%, 5/25/47	354,759	203,298
Bear Stearns Alt-A Trust FRB Ser. 05-10, Class 11A1, (CME Term SOFR 1 Month + 0.61%), 5.96%, 1/25/36	41,747	37,811
Chevy Chase Funding, LLC Mortgage-Backed Certificates 144A FRB Ser. 06-4A, Class A2, (CME Term SOFR 1 Month + 0.29%), 5.64%, 11/25/47	157,172	117,543
Citigroup Mortgage Loan Trust, Inc. FRB Ser. 07-AMC3, Class A2D, (CME Term SOFR 1 Month + 0.46%), 5.81%, 3/25/37	671,721	552,248
COLT Mortgage Loan Trust 144A Ser. 20-2, Class A3, 3.698%, 3/25/65(WAC)	1,000,000	940,223
Countrywide Alternative Loan Trust
FRB Ser. 05-38, Class A1, (Federal Reserve US 12 Month Cumulative Avg 1 yr CMT + 1.50%), 6.653%, 9/25/35	189,471	163,604
FRB Ser. 05-38, Class A3, (CME Term SOFR 1 Month + 0.81%), 6.16%, 9/25/35	233,147	201,974
FRB Ser. 05-59, Class 1A1, (CME Term SOFR 1 Month + 0.77%), 6.117%, 11/20/35	249,851	224,203
FRB Ser. 06-OA10, Class 1A1, (Federal Reserve US 12 Month Cumulative Avg 1 yr CMT + 0.96%), 6.113%, 8/25/46	69,912	59,844
FRB Ser. 06-OA7, Class 1A2, (Federal Reserve US 12 Month Cumulative Avg 1 yr CMT + 0.94%), 6.093%, 6/25/46	182,140	152,573
FRB Ser. 06-OA10, Class 3A1, (CME Term SOFR 1 Month + 0.49%), 5.84%, 8/25/46	218,734	201,355
FRB Ser. 06-OA10, Class 4A1, (CME Term SOFR 1 Month + 0.49%), 5.84%, 8/25/46	1,432,956	1,228,725
FRB Ser. 06-OA7, Class 1A1, 3.479%, 6/25/46(WAC)	223,400	199,002
Federal Home Loan Mortgage Corporation
Structured Agency Credit Risk Debt FRN Ser. 15-HQA2, Class B, (US 30 Day Average SOFR + 10.61%), 15.95%, 5/25/28	265,664	290,627
Structured Agency Credit Risk Debt FRN Ser. 16-DNA1, Class B, (US 30 Day Average SOFR + 10.11%), 15.45%, 7/25/28	1,272,582	1,416,819
Structured Agency Credit Risk Debt FRN Ser. 15-DNA3, Class B, (US 30 Day Average SOFR + 9.46%), 14.80%, 4/25/28	567,438	617,694
Structured Agency Credit Risk Debt FRN Ser. 15-DNA1, Class B, (US 30 Day Average SOFR + 9.31%), 14.65%, 10/25/27	394,506	416,053
Structured Agency Credit Risk Debt FRN Ser. 15-HQA1, Class B, (US 30 Day Average SOFR + 8.91%), 14.25%, 3/25/28	384,291	399,378
Structured Agency Credit Risk Debt FRN Ser. 15-DNA2, Class B, (US 30 Day Average SOFR + 7.66%), 13.00%, 12/25/27	557,771	583,146
Federal Home Loan Mortgage Corporation 144A
Structured Agency Credit Risk Trust FRB Ser. 19-HQA1, Class B2, (US 30 Day Average SOFR + 12.36%), 17.70%, 2/25/49	85,000	108,014
Structured Agency Credit Risk Trust REMICs FRB Ser. 20-DNA5, Class B2, (US 30 Day Average SOFR + 11.50%), 16.835%, 10/25/50	176,000	245,821
Structured Agency Credit Risk Trust FRB Ser. 19-HQA2, Class B2, (US 30 Day Average SOFR + 11.36%), 16.70%, 4/25/49	106,000	130,877
Structured Agency Credit Risk Trust FRB Ser. 18-HQA2, Class B2, (US 30 Day Average SOFR + 11.11%), 16.45%, 10/25/48	649,000	824,961
Structured Agency Credit Risk Trust FRB Ser. 19-DNA1, Class B2, (US 30 Day Average SOFR + 10.86%), 16.20%, 1/25/49	141,000	179,346
Structured Agency Credit Risk Trust FRB Ser. 19-DNA2, Class B2, (US 30 Day Average SOFR + 10.61%), 15.95%, 3/25/49	118,000	142,983
Structured Agency Credit Risk Trust REMICs FRB Ser. 20-DNA4, Class B2, (US 30 Day Average SOFR + 10.11%), 15.45%, 8/25/50	609,000	826,337
Structured Agency Credit Risk Trust REMICs FRB Ser. 20-HQA3, Class B2, (US 30 Day Average SOFR + 10.11%), 15.45%, 7/25/50	430,000	581,306
Structured Agency Credit Risk Trust FRB Ser. 18-DNA3, Class B2, (US 30 Day Average SOFR + 7.86%), 13.20%, 9/25/48	174,000	203,586
Structured Agency Credit Risk Trust REMICs FRB Ser. 21-DNA3, Class B2, (US 30 Day Average SOFR + 6.25%), 11.585%, 10/25/33	225,000	265,731
Structured Agency Credit Risk Trust REMICs FRB Ser. 20-HQA4, Class B1, (US 30 Day Average SOFR + 5.36%), 10.70%, 9/25/50	265,187	296,941
Seasoned Credit Risk Transfer Trust Ser. 19-2, Class M, 4.75%, 8/25/58(WAC)	307,000	289,668
Seasoned Credit Risk Transfer Trust Ser. 17-3, Class M2, 4.75%, 7/25/56(WAC)	405,000	386,560
Seasoned Credit Risk Transfer Trust Ser. 19-4, Class M, 4.50%, 2/25/59(WAC)	636,000	581,590
Federal National Mortgage Association
Connecticut Avenue Securities FRB Ser. 16-C03, Class 2B, (US 30 Day Average SOFR + 12.86%), 18.20%, 10/25/28	89,440	105,008
Connecticut Avenue Securities FRB Ser. 16-C02, Class 1B, (US 30 Day Average SOFR + 12.36%), 17.70%, 9/25/28	1,109,185	1,289,655
Connecticut Avenue Securities FRB Ser. 16-C03, Class 1B, (US 30 Day Average SOFR + 11.86%), 17.20%, 10/25/28	563,761	653,495
Connecticut Avenue Securities FRB Ser. 16-C01, Class 1B, (US 30 Day Average SOFR + 11.86%), 17.20%, 8/25/28	365,128	416,421
Connecticut Avenue Securities FRB Ser. 16-C05, Class 2B, (US 30 Day Average SOFR + 10.86%), 16.20%, 1/25/29	119,206	137,492
Connecticut Avenue Securities FRB Ser. 16-C06, Class 1B, (US 30 Day Average SOFR + 9.36%), 14.70%, 4/25/29	19,773	22,515
Federal National Mortgage Association 144A
Connecticut Avenue Securities Trust FRB Ser. 22-R02, Class 2B1, (US 30 Day Average SOFR + 4.50%), 9.835%, 1/25/42	180,000	191,580
Connecticut Avenue Securities Trust FRB Ser. 19-R03, Class 1B1, (US 30 Day Average SOFR + 4.21%), 9.55%, 9/25/31	496,963	530,736
Connecticut Avenue Securities Trust FRB Ser. 20-SBT1, Class 1M2, (US 30 Day Average SOFR + 3.76%), 9.10%, 2/25/40	504,000	535,049
Connecticut Avenue Securities Trust FRB Ser. 22-R02, Class 2M2, (US 30 Day Average SOFR + 3.00%), 8.335%, 1/25/42	400,000	411,500
Connecticut Avenue Securities Trust FRB Ser. 19-R01, Class 2M2, (US 30 Day Average SOFR + 2.56%), 7.90%, 7/25/31	751	753
First Horizon Alternative Mortgage Securities Trust FRB Ser. 06-AA6, Class 2A1, 5.85%, 11/25/36(WAC)	448,129	298,929
GSAA Home Equity Trust FRB Ser. 06-8, Class 2A2, (CME Term SOFR 1 Month + 0.47%), 5.82%, 5/25/36	475,455	105,492
GSR Mortgage Loan Trust FRB Ser. 07-OA1, Class 2A3A, (CME Term SOFR 1 Month + 0.42%), 5.77%, 5/25/37	184,177	100,738
HarborView Mortgage Loan Trust FRB Ser. 05-2, Class 1A, (CME Term SOFR 1 Month + 0.63%), 5.973%, 5/19/35	239,548	71,315
Home Re, Ltd. 144A FRB Ser. 21-2, Class B1, (US 30 Day Average SOFR + 4.15%), 9.485%, 1/25/34 (Bermuda)	150,000	151,346
Lehman XS Trust FRB Ser. 06-17, Class 1A4A, (CME Term SOFR 1 Month + 0.45%), 5.80%, 8/25/46	1,254,239	1,121,839
LHOME Mortgage Trust 144A Ser. 23-RTL2, Class A1, 8.00%, 6/25/28	254,000	252,715
Morgan Stanley Re-REMIC Trust 144A FRB Ser. 10-R4, Class 4B, (CME Term SOFR 1 Month + 0.34%), 4.303%, 2/26/37	176,307	152,413
MortgageIT Trust FRB Ser. 05-3, Class M2, (CME Term SOFR 1 Month + 0.91%), 6.255%, 8/25/35	29,880	27,838
Residential Accredit Loans, Inc. FRB Ser. 06-QO5, Class 1A1, (CME Term SOFR 1 Month + 0.54%), 5.89%, 5/25/46	191,992	166,073
Saluda Grade Alternative Mortgage Trust 144A Ser. 24-RTL4, Class A1, stepped-coupon 7.50% (8.50%, 7/1/26), 2/25/30(STP)	420,000	418,159
Structured Asset Mortgage Investments II Trust FRB Ser. 06-AR7, Class A1BG, (CME Term SOFR 1 Month + 0.23%), 5.58%, 8/25/36	130,198	112,496
Towd Point Mortgage Trust 144A Ser. 19-2, Class A2, 3.75%, 12/25/58(WAC)	216,000	188,773
WaMu Mortgage Pass-Through Certificates Trust FRB Ser. 05-AR13, Class A1C3, (CME Term SOFR 1 Month + 1.09%), 6.44%, 10/25/45	75,460	71,387

		21,384,686

Total mortgage-backed securities (cost $61,952,740)		$57,913,523

CORPORATE BONDS AND NOTES (20.4%)(a)
		Principal amount	Value
Basic materials (1.7%)
ATI, Inc. sr. unsec. notes 4.875%, 10/1/29		$490,000	$458,041
Boise Cascade Co. 144A company guaranty sr. unsec. notes 4.875%, 7/1/30		215,000	199,168
Builders FirstSource, Inc. 144A company guaranty sr. unsec. bonds 6.375%, 6/15/32		240,000	240,346
Commercial Metals Co. sr. unsec. notes 4.375%, 3/15/32		267,000	240,722
Constellium SE company guaranty sr. unsec. unsub. notes Ser. REGS, 3.125%, 7/15/29 (France)	EUR	300,000	299,014
IHS Holding, Ltd. company guaranty sr. unsec. notes Ser. REGS, 6.25%, 11/29/28 (Nigeria)		$500,000	446,875
Intelligent Packaging, Ltd., Finco, Inc./Intelligent Packaging, Ltd. LLC. Co-Issuer, 144A sr. notes 6.00%, 9/15/28 (Canada)		210,000	203,042
Miter Brands Acquisition Holdco, Inc./MIWD Borrower, LLC 144A company guaranty sr. notes 6.75%, 4/1/32		205,000	206,025
Smyrna Ready Mix Concrete, LLC 144A sr. notes 8.875%, 11/15/31		440,000	465,300

			2,758,533
Capital goods (1.3%)
Benteler International AG 144A company guaranty sr. notes 10.50%, 5/15/28 (Austria)		435,000	465,450
Boeing Co. (The) sr. unsec. notes 2.70%, 2/1/27		137,000	126,300
Boeing Co. (The) 144A sr. unsec. notes 6.298%, 5/1/29		55,000	55,773
Bombardier, Inc. 144A sr. unsec. notes 7.00%, 6/1/32 (Canada)		465,000	471,459
GFL Environmental, Inc. 144A company guaranty sr. unsec. notes 4.75%, 6/15/29 (Canada)		213,000	201,022
Pactiv Evergreen Group Issuer, Inc./Pactiv Evergreen Group Issuer, LLC 144A company guaranty sr. notes 4.00%, 10/15/27		260,000	243,524
Ritchie Bros Holdings, Inc. 144A company guaranty sr. unsec. unsub. notes 7.75%, 3/15/31		276,000	287,385
Spirit AeroSystems, Inc. 144A sr. unsub. notes 9.375%, 11/30/29		93,000	100,127
TransDigm, Inc. 144A sr. notes 6.875%, 12/15/30		190,000	193,962
TransDigm, Inc. 144A sr. notes 6.625%, 3/1/32		65,000	65,654

			2,210,656
Communication services (1.2%)
American Tower Corp. sr. unsec. sub. notes 2.75%, 1/15/27(R)		410,000	384,660
AppLovin Corp. bank term loan (CME Term SOFR 3 Month + 2.50%), 7.8254%, 8/16/30		225	226
AT&T, Inc. sr. unsec. notes 4.10%, 2/15/28		410,000	395,712
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. unsub. notes 4.75%, 2/1/32		244,000	199,829
T-Mobile USA, Inc. company guaranty sr. unsec. notes 3.375%, 4/15/29		825,000	761,866
Vmed O2 UK Financing I PLC sr. notes Ser. REGS, 3.25%, 1/31/31 (United Kingdom)	EUR	275,000	258,764

			2,001,057
Consumer cyclicals (4.7%)
Allied Universal Holdco, LLC/Allied Universal Finance Corp. 144A sr. notes 7.875%, 2/15/31		$205,000	205,533
Banijay Entertainment SASU 144A sr. notes 8.125%, 5/1/29 (France)		360,000	368,172
Bath & Body Works, Inc. company guaranty sr. unsec. sub. bonds 6.875%, 11/1/35		445,000	448,794
Boyd Gaming Corp. 144A sr. unsec. bonds 4.75%, 6/15/31		225,000	203,919
Caesars Entertainment, Inc. 144A sr. notes 7.00%, 2/15/30		232,000	237,030
Carnival Holdings Bermuda, Ltd. 144A company guaranty sr. unsec. unsub. notes 10.375%, 5/1/28 (Bermuda)		92,000	99,598
Cinemark USA, Inc. 144A company guaranty sr. unsec. notes 5.25%, 7/15/28		270,000	258,098
Clear Channel Outdoor Holdings, Inc. 144A company guaranty sr. notes 7.875%, 4/1/30		200,000	201,000
Crocs, Inc. 144A company guaranty sr. unsec. notes 4.125%, 8/15/31		290,000	252,499
Dufry One BV company guaranty sr. unsec. notes Ser. REGS, 3.375%, 4/15/28 (Netherlands)	EUR	255,000	262,627
FirstCash, Inc. 144A sr. unsec. notes 6.875%, 3/1/32 (Mexico)		$367,000	367,000
Kontoor Brands, Inc. 144A company guaranty sr. unsec. notes 4.125%, 11/15/29		275,000	248,531
Levi Strauss & Co. sr. unsec. notes 3.375%, 3/15/27	EUR	305,000	318,670
Light & Wonder International, Inc. 144A company guaranty sr. unsec. notes 7.25%, 11/15/29		$450,000	459,587
Mattel, Inc. 144A company guaranty sr. unsec. notes 3.75%, 4/1/29		265,000	244,392
McGraw-Hill Education, Inc. 144A sr. notes 5.75%, 8/1/28		270,000	260,360
Neptune Bidco US, Inc. 144A sr. notes 9.29%, 4/15/29		120,000	115,173
News Corp. 144A sr. unsec. notes 3.875%, 5/15/29		265,000	243,932
Outfront Media Capital, LLC/Outfront Media Capital Corp. 144A company guaranty sr. unsec. notes 5.00%, 8/15/27		255,000	246,845
Prime Security Services Borrower, LLC/Prime Finance, Inc. 144A notes 6.25%, 1/15/28		205,000	202,012
Royal Caribbean Cruises, Ltd. 144A company guaranty sr. unsec. unsub. notes 9.25%, 1/15/29		195,000	208,175
Royal Caribbean Cruises, Ltd. 144A sr. unsec. notes 6.25%, 3/15/32		25,000	25,210
Six Flags Entertainment Corp. 144A company guaranty sr. unsec. notes 7.25%, 5/15/31		275,000	279,981
Standard Industries, Inc. sr. unsec. notes Ser. REGS, 2.25%, 11/21/26	EUR	270,000	271,981
Station Casinos, LLC 144A sr. unsec. bonds 4.625%, 12/1/31		$285,000	254,021
Taylor Morrison Communities, Inc. 144A sr. unsec. bonds 5.125%, 8/1/30		477,000	456,772
Verisure Midholding AB company guaranty sr. unsec. notes Ser. REGS, 5.25%, 2/15/29 (Sweden)	EUR	595,000	622,942
Viking Ocean Cruises Ship VII, Ltd. 144A sr. notes 5.625%, 2/15/29 (Bermuda)		$230,000	224,838
Wynn Resorts Finance, LLC/Wynn Resorts Capital Corp. 144A company guaranty sr. unsec. unsub. notes 7.125%, 2/15/31		70,000	72,275

			7,659,967
Consumer staples (1.0%)
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons, LLC 144A company guaranty sr. unsec. notes 3.50%, 3/15/29		271,000	243,776
Aramark Services, Inc. 144A company guaranty sr. unsec. notes 5.00%, 2/1/28		208,000	201,162
Avis Budget Finance PLC company guaranty sr. unsec. notes Ser. REGS, 7.25%, 7/31/30	EUR	185,000	194,142
Avis Budget Finance PLC 144A sr. unsec. notes 7.25%, 7/31/30	EUR	110,000	115,436
EquipmentShare.com, Inc. 144A notes 9.00%, 5/15/28		$200,000	206,395
Herc Holdings, Inc. 144A company guaranty sr. unsec. bonds 6.625%, 6/15/29		65,000	65,911
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc. company guaranty sr. unsec. notes 3.00%, 2/2/29 (Luxembourg)		110,000	98,135
Loxam SAS company guaranty sr. notes Ser. EMTN, 6.375%, 5/15/28 (France)	EUR	230,000	252,528
United Rentals North America, Inc. company guaranty sr. unsec. unsub. notes 4.00%, 7/15/30		$88,000	79,580
VM Consolidated, Inc. 144A company guaranty sr. unsec. notes 5.50%, 4/15/29		256,000	244,141

			1,701,206
Energy (3.4%)
Antero Resources Corp. 144A sr. unsec. notes 5.375%, 3/1/30		250,000	241,938
Chesapeake Energy Corp. 144A company guaranty sr. unsec. notes 6.75%, 4/15/29		207,000	207,398
Civitas Resources, Inc. 144A company guaranty sr. unsec. unsub. notes 8.75%, 7/1/31		420,000	449,799
Ecopetrol SA sr. unsec. unsub. bonds 8.875%, 1/13/33 (Colombia)		530,000	547,363
Endeavor Energy Resources LP/EER Finance, Inc. 144A sr. unsec. bonds 5.75%, 1/30/28		196,000	197,842
Energo-Pro a.s. 144A sr. unsec. notes 11.00%, 11/2/28 (Czech Republic)		300,000	317,925
Hess Midstream Operations LP 144A company guaranty sr. unsec. notes 4.25%, 2/15/30		270,000	247,836
Kinetik Holdings LP 144A company guaranty sr. unsec. notes 5.875%, 6/15/30		455,000	448,362
Matador Resources Co. 144A company guaranty sr. unsec. unsub. notes 6.875%, 4/15/28		208,000	211,128
Petrobras Global Finance BV company guaranty sr. unsec. unsub. bonds 6.50%, 7/3/33 (Brazil)		146,000	145,399
Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 5.299%, 1/27/25 (Brazil)		409,000	407,042
Petroleos Mexicanos company guaranty sr. unsec. unsub. FRB 5.95%, 1/28/31 (Mexico)		686,000	552,823
Petroleos Mexicanos company guaranty sr. unsec. unsub. notes 6.70%, 2/16/32 (Mexico)		114,000	95,450
Petroleos Mexicanos company guaranty sr. unsec. unsub. notes 6.49%, 1/23/27 (Mexico)		220,000	211,165
Rockcliff Energy II, LLC 144A sr. unsec. notes 5.50%, 10/15/29		217,000	203,123
SM Energy Co. sr. unsec. unsub. notes 6.50%, 7/15/28		197,000	195,306
Southwestern Energy Co. company guaranty sr. unsec. notes 5.375%, 2/1/29		255,000	247,862
Transocean Poseidon, Ltd. 144A company guaranty sr. notes 6.875%, 2/1/27		138,375	138,202
Venture Global LNG, Inc. 144A sr. notes 8.375%, 6/1/31		450,000	466,754

			5,532,717
Financials (3.4%)
Air Lease Corp. sr. unsec. sub. notes 5.85%, 12/15/27		450,000	455,632
Aircastle, Ltd. 144A sr. unsec. notes 5.25%, 8/11/25		205,000	203,422
Ares Capital Corp. sr. unsec. sub. notes 7.00%, 1/15/27		410,000	416,876
Bank of America Corp. sr. unsec. notes 6.204%, 11/10/28		430,000	442,826
Bank of Nova Scotia (The) sr. unsec. unsub. notes 5.35%, 12/7/26 (Canada)		260,000	260,322
Elanco Animal Health, Inc. 144A sr. notes 7.50%, 11/6/30		200,000	200,139
Ford Motor Co. sr. unsec. unsub. notes 5.80%, 3/5/27		210,000	210,005
Jefferson Capital Holdings, LLC 144A sr. unsec. notes 9.50%, 2/15/29		450,000	463,871
Jones Deslauriers Insurance Management, Inc. 144A sr. notes 8.50%, 3/15/30 (Canada)		190,000	198,146
JPMorgan Chase & Co. sr. unsec. unsub. notes 6.07%, 10/22/27		820,000	834,346
Morgan Stanley sr. unsec. notes 5.123%, 2/1/29		405,000	403,399
Nationstar Mortgage Holdings, Inc. 144A company guaranty sr. unsec. notes 5.75%, 11/15/31		500,000	469,958
Protective Life Global Funding 144A 5.467%, 12/8/28		265,000	268,079
RHP Hotel Properties LP/RHP Finance Corp. 144A company guaranty sr. unsec. sub. notes 6.50%, 4/1/32		205,000	205,000
Toronto-Dominion Bank (The) sr. unsec. notes 5.264%, 12/11/26 (Canada)		145,000	144,950
UBS Group AG 144A sr. unsec. bonds 5.428%, 2/8/30 (Switzerland)		200,000	199,603
Wells Fargo & Co. sr. unsec. unsub. FRN Ser. MTN, 5.574%, 7/25/29		205,000	206,860

			5,583,434
Health care (1.5%)
Charles River Laboratories International, Inc. 144A company guaranty sr. unsec. notes 4.00%, 3/15/31		274,000	243,860
Charles River Laboratories International, Inc. 144A company guaranty sr. unsec. notes 3.75%, 3/15/29		55,000	50,188
Elanco Animal Health, Inc. sr. unsec. notes Ser. WI, 6.65%, 8/28/28		235,000	238,212
Kedrion SpA 144A company guaranty sr. notes 6.50%, 9/1/29 (Italy)		510,000	466,331
Pharmacia, LLC company guaranty sr. unsec. notes 6.60%, 12/1/28		430,000	455,849
Service Corp. International sr. unsec. sub. notes 4.00%, 5/15/31		69,000	61,450
Tenet Healthcare Corp. company guaranty sr. notes 6.75%, 5/15/31		455,000	461,831
Teva Pharmaceutical Finance Netherlands III BV company guaranty sr. unsec. unsub. notes 8.125%, 9/15/31 (Israel)		449,000	498,951

			2,476,672
Technology (0.5%)
Broadcom Corp./Broadcom Cayman Finance, Ltd. company guaranty sr. unsec. unsub. notes 3.875%, 1/15/27		205,000	198,348
Imola Merger Corp. 144A sr. notes 4.75%, 5/15/29		273,000	255,212
Seagate HDD Cayman company guaranty sr. unsec. notes 9.625%, 12/1/32 (Cayman Islands)		156,000	177,940
Twilio, Inc. company guaranty sr. unsec. notes 3.625%, 3/15/29		275,000	247,359

			878,859
Transportation (0.1%)
Air France-KLM sr. unsec. notes 8.125%, 5/31/28 (France)	EUR	200,000	236,408

			236,408
Utilities and power (1.6%)
Aegea Finance SARL 144A company guaranty sr. unsec. notes 9.00%, 1/20/31 (Brazil)		$240,000	248,700
Ameren Corp. sr. unsec. unsub. notes 5.00%, 1/15/29		170,000	168,293
Diamond II, Ltd. 144A company guaranty sr. notes 7.95%, 7/28/26 (India)		560,000	567,700
Georgia Power Co. sr. unsec. unsub. notes 5.004%, 2/23/27		145,000	144,542
Kinder Morgan, Inc. company guaranty sr. unsec. unsub. notes 5.00%, 2/1/29		250,000	247,223
PG&E Corp. sr. sub. notes 5.25%, 7/1/30		475,000	453,637
Southern Co. (The) sr. unsec. notes 5.50%, 3/15/29		260,000	263,422
Vistra Operations Co., LLC 144A company guaranty sr. unsec. notes 6.875%, 4/15/32		210,000	213,150
Vistra Operations Co., LLC 144A company guaranty sr. unsec. unsub. notes 4.375%, 5/1/29		270,000	251,406

			2,558,073

Total corporate bonds and notes (cost $33,458,692)			$33,597,582

FOREIGN GOVERNMENT AND AGENCY BONDS AND NOTES (8.0%)(a)
		Principal amount	Value
Benin (Republic of) sr. unsec. bonds Ser. REGS, 4.95%, 1/22/35 (Benin)	EUR	310,000	$260,543
Benin (Republic of) sr. unsec. notes Ser. REGS, 4.875%, 1/19/32 (Benin)	EUR	630,000	562,240
Brazil (Federal Republic of) sr. unsec. unsub. notes 6.125%, 3/15/34 (Brazil)		$1,060,000	1,018,728
Brazil (Federal Republic of) sr. unsec. unsub. notes 6.00%, 10/20/33 (Brazil)		200,000	192,201
Chile (Republic of) sr. unsec. unsub. notes 4.95%, 1/5/36 (Chile)		600,000	574,860
Colombia (Republic of) sr. unsec. unsub. notes 8.00%, 11/14/35 (Colombia)		560,000	575,715
Costa Rica (Government of) sr. unsec. unsub. notes Ser. REGS, 6.125%, 2/19/31 (Costa Rica)		320,000	321,200
Cote d'lvoire (Republic of) sr. unsec. notes Ser. REGS, 5.875%, 10/17/31 (Cote d'lvoire)	EUR	945,000	908,546
Dominican (Republic of) sr. unsec. unsub. notes Ser. REGS, 6.875%, 1/29/26 (Dominican Republic)		$336,000	339,360
Dominican (Republic of) sr. unsec. unsub. notes Ser. REGS, 6.00%, 7/19/28 (Dominican Republic)		180,000	178,126
Dominican (Republic of) sr. unsec. unsub. notes Ser. REGS, 5.95%, 1/25/27 (Dominican Republic)		284,000	281,336
Egypt (Arab Republic of) sr. unsec. notes Ser. REGS, 7.60%, 3/1/29 (Egypt)		420,000	380,100
Gabon (Republic of) sr. unsec. notes Ser. REGS, 6.625%, 2/6/31 (Gabon)		370,000	276,575
Indonesia (Republic of) sr. unsec. unsub. bonds Ser. REGS, 4.35%, 1/8/27 (Indonesia)		250,000	244,710
Indonesia (Republic of) 144A sr. unsec. unsub. notes 4.35%, 1/8/27 (Indonesia)		410,000	401,324
Kenya (Republic of) 144A sr. unsec. notes 9.75%, 2/16/31 (Kenya)		320,000	305,600
Mongolia (Government of) sr. unsec. notes Ser. REGS, 5.125%, 4/7/26 (Mongolia)		270,000	261,900
Panama (Republic of) sr. unsec. unsub. bonds 7.50%, 3/1/31 (Panama)		730,000	764,675
Paraguay (Republic of) sr. unsec. notes Ser. REGS, 3.849%, 6/28/33 (Paraguay)		440,000	382,102
Philippines (Republic of) sr. unsec. unsub. notes 3.556%, 9/29/32 (Philippines)		400,000	355,211
Romania (Government of) sr. unsec. unsub. notes 7.125%, 1/17/33 (Romania)		420,000	442,092
Romania (Government of) 144A sr. unsec. notes 6.375%, 1/30/34 (Romania)		530,000	533,595
Serbia (Republic of) sr. unsec. notes 6.25%, 5/26/28 (Serbia)		430,000	434,300
Serbia (Republic of) sr. unsec. notes Ser. REGS, 6.50%, 9/26/33 (Serbia)		370,000	374,625
South Africa (Republic of) sr. unsec. unsub. notes 5.875%, 6/22/30 (South Africa)		600,000	569,250
Turkey (Republic of) sr. unsec. unsub. notes 9.125%, 7/13/30 (Turkey)		300,000	325,875
United Mexican States sr. unsec. unsub. bonds 3.50%, 2/12/34 (Mexico)		1,250,000	1,015,541
Vietnam (Socialist Republic of) sr. unsec. notes Ser. REGS, 4.80%, 11/19/24 (Vietnam)		910,000	903,630

Total foreign government and agency bonds and notes (cost $13,306,174)			$13,183,960

SENIOR LOANS (5.9%)(a)(c)
		Principal amount	Value
Basic materials (0.3%)
Nouryon Finance BV bank term loan FRN (EURIBOR 3 Month ACT/360 + 4.25%), 7.215%, 4/3/28 (Netherlands)	EUR	200,000	$212,817
Quikrete Holdings, Inc. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 2.25%), 7.594%, 3/26/29		$203,967	203,967

			416,784
Capital goods (0.6%)
Chart Industries, Inc. bank term loan FRN (CME Term SOFR 1 Month + 3.25%), 8.678%, 3/17/30		430,086	431,161
CPM Holdings, Inc. bank term loan FRN (CME Term SOFR 1 Month + 4.50%), 9.843%, 9/28/28		168,267	166,830
Madison IAQ, LLC bank term loan FRN (CME Term SOFR 1 Month + 2.75%), 8.094%, 6/15/28		198,974	199,016
TK Elevator US Newco, Inc. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.50%), 8.791%, 4/15/30		132,864	133,460
TransDigm, Inc. bank term loan FRN Ser. J, (CME Term SOFR 1 Month + 3.25%), 8.595%, 2/28/31		119,700	119,939

			1,050,406
Communication services (0.4%)
CSC Holdings, LLC bank term loan FRN (CME Term SOFR 1 Month + 2.50%), 7.943%, 4/15/27		209,453	173,584
DIRECTV Financing, LLC bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 5.25%), 10.708%, 8/2/29		454,192	451,612

			625,196
Consumer cyclicals (1.5%)
APi Group DE, Inc. bank term loan FRN Class B, (CME Term SOFR 1 Month + 2.00%), 7.344%, 1/3/29		90,000	89,896
Banijay Group US Holding, Inc. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.25%), 8.58%, 3/1/28		89,547	89,569
Caesars Entertainment, Inc. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 2.75%), 8.097%, 1/24/31		217,580	217,375
Carnival Corp. bank term loan FRN Class B, (CME Term SOFR 1 Month + 2.75%), 8.094%, 10/18/28		360,664	361,115
EMRLD Borrower LP bank term loan FRN Class B, (CME Term SOFR 1 Month + 2.50%), 7.842%, 6/18/31		20,000	19,975
Flutter Financing BV bank term loan FRN Class B, (CME Term SOFR 1 Month + 2.25%), 7.585%, 11/18/30		109,450	109,382
Gray Television, Inc. bank term loan FRN Ser. D, (CME Term SOFR 1 Month + 3.00%), 8.458%, 10/27/28		236,345	212,488
Hunter Douglas, Inc. bank term loan FRN Ser. B, (CME Term SOFR 3 Month + 3.50%), 8.836%, 2/25/29		198,985	197,067
Neptune Bidco US, Inc. bank term loan FRN Class C, (CME Term SOFR 1 Month + 5.00%), 10.406%, 4/11/29		158,600	149,017
PetSmart, LLC bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.75%), 9.194%, 1/29/28		201,658	200,817
PG Investment Co. 59 SARL bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.50%), 8.835%, 3/24/31		90,000	90,488
Robertshaw US Holding Corp. bank term loan FRN (CME Term SOFR 1 Month + 8.00%), 13.313%, 2/28/27		74,000	740
Scientific Games Holdings LP bank term loan FRN Class B, (CME Term SOFR 1 Month + 3.00%), 8.306%, 4/4/29		204,481	203,970
Station Casinos, LLC bank term loan FRN (CME Term SOFR 1 Month + 2.25%), 7.594%, 3/7/31		49,875	49,817
White Cap Buyer, LLC bank term loan FRN Class B, (CME Term SOFR 1 Month + 3.25%), 8.595%, 10/19/29		468,801	469,415

			2,461,131
Consumer staples (0.2%)
IRB Holding Corp. bank term loan FRN (CME Term SOFR 1 Month + 2.75%), 8.179%, 12/15/27		267,198	266,909

			266,909
Energy (0.4%)
CQP Holdco LP bank term loan FRN (CME Term SOFR 1 Month + 2.25%), 7.593%, 12/31/30		693,048	692,798

			692,798
Financials (0.2%)
Alliant Holdings Intermediate, LLC bank term loan FRN Ser. B6, (CME Term SOFR 1 Month + 3.50%), 8.831%, 11/6/30		198,998	199,423
WEC US Holdings, Ltd. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 2.75%), 8.094%, 1/20/31		200,000	200,044

			399,467
Health care (0.9%)
Bausch + Lomb Corp. bank term loan FRN (CME Term SOFR 1 Month + 4.00%), 9.344%, 9/29/28		125,368	124,977
Bausch + Lomb Corp. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.25%), 8.689%, 5/5/27		338,932	335,035
DaVita, Inc. bank term loan FRN Ser. B1, (CME Term SOFR 1 Month + 2.00%), 7.344%, 5/6/31		115,000	114,626
Medline Borrower LP bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 2.75%), 8.094%, 10/23/28		181,258	181,501
Pacific Dental Services, Inc. bank term loan FRN (CME Term SOFR 1 Month + 3.25%), 8.579%, 3/10/31		179,550	179,663
Phoenix Guarantor, Inc. bank term loan FRN (CME Term SOFR 1 Month + 3.25%), 8.594%, 2/13/31		204,488	203,850
Phoenix Newco, Inc. bank term loan FRN (CME Term SOFR 3 Month + 3.25%), 8.708%, 8/11/28		252,418	252,811
Waystar Technologies, Inc. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 4.00%), 8.096%, 10/31/29		102,685	102,685

			1,495,148
Technology (0.9%)
Cloud Software Group, Inc. bank term loan FRN (CME Term SOFR 1 Month + 4.00%), 9.335%, 3/29/29		462,830	462,136
Dun & Bradstreet Corp. (The) bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 2.75%), 8.096%, 1/18/29		199,500	199,500
Idera, Inc. bank term loan FRN (CME Term SOFR 1 Month + 3.50%), 8.843%, 3/2/28		200,000	198,350
McAfee Corp. bank term loan FRN Class B, (CME Term SOFR 1 Month + 3.25%), 8.593%, 3/1/29		220,000	219,485
Proofpoint, Inc. bank term loan FRN Class B, (CME Term SOFR 1 Month + 3.00%), 8.332%, 8/31/28		237,577	237,668
UKG, Inc. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.25%), 8.576%, 1/31/31		210,000	210,683

			1,527,822
Transportation (0.5%)
American Airlines, Inc. bank term loan FRN (CME Term SOFR 3 Month + 4.75%), 10.336%, 4/20/28		427,190	440,761
Genesee & Wyoming, Inc. bank term loan FRN Class B, (CME Term SOFR 1 Month + 2.00%), 7.335%, 4/5/31		135,000	134,814
WestJet Loyalty LP bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.75%), 9.082%, 2/14/31		170,000	170,680

			746,255

Total senior loans (cost $9,794,451)			$9,681,916

CONVERTIBLE BONDS AND NOTES (2.8%)(a)
	Principal amount	Value
Capital goods (0.2%)
Axon Enterprise, Inc. company guaranty cv. sr. unsec. notes 0.50%, 12/15/27	$70,000	$96,045
Fluor Corp. 144A cv. sr. unsec. notes 1.125%, 8/15/29	23,000	26,232
Middleby Corp. (The) cv. sr. unsec. notes 1.00%, 9/1/25	57,000	60,695
Tetra Tech, Inc. 144A cv. sr. unsec. notes 2.25%, 8/15/28	81,000	95,011

		277,983
Consumer cyclicals (0.5%)
Block, Inc. cv. sr. unsec. sub. notes 0.25%, 11/1/27	46,000	38,042
Booking Holdings, Inc. cv. sr. unsec. notes 0.75%, 5/1/25	41,000	86,228
Carnival Corp. company guaranty cv. sr. unsec. unsub. notes 5.75%, 12/1/27	64,000	104,384
DraftKings, Inc. cv. sr. unsec. unsub. notes zero %, 3/15/28	83,000	68,766
Global Payments, Inc. 144A cv. sr. unsec. notes 1.50%, 3/1/31	99,000	90,635
Liberty Media Corp.-Liberty Formula One cv. sr. unsec. notes 2.25%, 8/15/27	96,000	101,884
Live Nation Entertainment, Inc. 144A cv. sr. unsec. notes 3.125%, 1/15/29	114,000	125,876
Meritage Homes Corp. 144A company guaranty cv. sr. unsec. notes 1.75%, 5/15/28	65,000	64,545
Patrick Industries, Inc. company guaranty cv. sr. unsec. notes 1.75%, 12/1/28	41,000	49,610
Rivian Automotive, Inc. cv. sr. unsec. sub. notes 4.625%, 3/15/29	55,000	53,268
Shift4 Payments, Inc. cv. sr. unsec. sub. notes 0.50%, 8/1/27	72,000	68,004
Spectrum Brands, Inc. 144A company guaranty cv. sr. unsec. notes 3.375%, 6/1/29	32,000	30,816

		882,058
Consumer staples (0.3%)
Airbnb, Inc. cv. sr. unsec. sub. notes zero %, 3/15/26	42,000	38,322
Chefs' Warehouse, Inc. (The) cv. sr. unsec. unsub. notes 2.375%, 12/15/28	40,000	44,374
Etsy, Inc. cv. sr. unsec. notes 0.25%, 6/15/28	111,000	87,295
Lyft, Inc. 144A cv. sr. unsec. sub. notes 0.625%, 3/1/29	35,000	34,609
Shake Shack, Inc. cv. sr. unsec. notes zero %, 3/1/28	62,000	53,630
Uber Technologies, Inc. 144A cv. sr. unsec. notes 0.875%, 12/1/28	89,000	105,821
Wayfair, Inc. cv. sr. unsec. unsub. notes 3.25%, 9/15/27	79,000	90,747
Zillow Group, Inc. cv. sr. unsec. sub. notes 1.375%, 9/1/26	100,000	120,561

		575,359
Energy (0.1%)
Nabors Industries, Inc. company guaranty cv. sr. unsec. unsub. notes 1.75%, 6/15/29	62,000	44,888
Northern Oil and Gas, Inc. cv. sr.unsec. notes 3.625%, 4/15/29	71,000	81,721

		126,609
Financials (0.1%)
Welltower OP, LLC 144A company guaranty cv. sr. unsec. notes 2.75%, 5/15/28(R)	110,000	130,406

		130,406
Health care (0.4%)
Alnylam Pharmaceuticals, Inc. cv. sr. unsec. unsub. notes 1.00%, 9/15/27	63,000	67,883
BioMarin Pharmaceutical, Inc. cv. sr. unsec. sub. notes 1.25%, 5/15/27	49,000	46,781
BridgeBio Pharma, Inc. cv. sr. unsec. notes 2.50%, 3/15/27	36,000	36,364
CONMED Corp. cv. sr. unsec. notes 2.25%, 6/15/27	44,000	39,293
Dexcom, Inc. cv. sr. unsec. unsub. notes 0.375%, 5/15/28	141,000	137,757
Exact Sciences Corp. cv. sr. unsec. sub. notes 0.375%, 3/1/28	105,000	85,947
Haemonetics Corp. 144A cv. sr. unsec. sub. notes 2.50%, 6/1/29	49,000	47,996
Insulet Corp. cv. sr. unsec. notes 0.375%, 9/1/26	59,000	64,340
Integer Holdings Corp. cv. sr. unsec. unsub. notes 2.125%, 2/15/28	40,000	57,100
Lantheus Holdings, Inc. company guaranty cv. sr. unsec. unsub. notes 2.625%, 12/15/27	46,000	57,207
Repligen Corp. 144A cv. sr. unsec. notes 1.00%, 12/15/28	43,000	40,527
Sarepta Therapeutics, Inc. cv. sr. unsec. unsub. notes 1.25%, 9/15/27	21,000	27,017

		708,212
Technology (1.1%)
Akamai Technologies, Inc. cv. sr. unsec. notes 0.375%, 9/1/27	102,000	98,681
Altair Engineering, Inc. cv. sr. unsec. sub. notes 1.75%, 6/15/27	51,000	74,113
Bentley Systems, Inc. cv. sr. unsec. sub. notes 0.375%, 7/1/27	72,000	64,296
Datadog, Inc. cv. sr. unsec. notes 0.125%, 6/15/25	19,000	27,503
Dropbox, Inc. cv. sr. unsec. sub. notes zero %, 3/1/28	60,000	54,563
Envestnet, Inc. company guaranty cv. sr. unsec. notes 2.625%, 12/1/27	65,000	69,648
Evolent Health, Inc. 144A cv. sr. unsec. notes 3.50%, 12/1/29	16,000	14,416
HubSpot, Inc. cv. sr. unsec. notes 0.375%, 6/1/25	23,000	47,886
Impinj, Inc. cv. sr. unsec. notes 1.125%, 5/15/27	32,000	49,498
Lumentum Holdings, Inc. cv. sr. unsec. notes 0.50%, 12/15/26	98,000	88,258
Microchip Technology, Inc. 144A cv. sr. unsec. notes 0.75%, 6/1/30	48,000	48,406
MKS Instruments, Inc. 144A cv. sr. unsec. notes 1.25%, 6/1/30	65,000	69,205
MongoDB, Inc. cv. sr. unsec. notes 0.25%, 1/15/26	15,000	19,749
Nutanix, Inc. cv. sr. unsec. notes 0.25%, 10/1/27	67,000	78,122
Okta, Inc. cv. sr. unsec. notes 0.375%, 6/15/26	118,000	107,759
ON Semiconductor Corp. company guaranty cv. sr. unsec. notes 0.50%, 3/1/29	88,000	84,304
Palo Alto Networks, Inc. cv. sr. unsec. notes 0.375%, 6/1/25	8,000	27,258
Parsons Corp. 144A cv. sr. unsec. notes 2.625%, 3/1/29	62,000	66,185
Progress Software Corp. cv. sr. unsec. notes 1.00%, 4/15/26	48,000	50,285
Progress Software Corp. 144A cv. sr. unsec. sub. notes 3.50%, 3/1/30	48,000	48,916
Seagate HDD Cayman 144A company guaranty cv. sr. unsec. notes 3.50%, 6/1/28 (Cayman Islands)	105,000	143,273
Snap, Inc. cv. sr. unsec. notes zero %, 5/1/27	77,000	63,964
Super Micro Computer, Inc. 144A cv. sr. unsec. sub. notes zero %, 3/1/29	69,000	69,114
Tyler Technologies, Inc. cv. sr. unsec. sub. notes 0.25%, 3/15/26	90,000	98,550
Wolfspeed, Inc. cv. sr. unsec. notes 1.875%, 12/1/29	82,000	45,182
Workiva, Inc. 144A cv. sr. unsec. sub. notes 1.25%, 8/15/28	93,000	82,212

		1,691,346
Utilities and power (0.1%)
CMS Energy Corp. cv. sr. unsec. notes 3.375%, 5/1/28	51,000	49,904
NRG Energy, Inc. company guaranty cv. sr. unsec. bonds 2.75%, 6/1/48	33,000	63,278
PG&E Corp. 144A cv. sr. notes 4.25%, 12/1/27	48,000	48,408
Southern Co. (The) cv. sr. unsec. unsub. notes 3.875%, 12/15/25	59,000	60,266

		221,856

Total convertible bonds and notes (cost $4,743,216)		$4,613,829

ASSET-BACKED SECURITIES (0.7%)(a)
	Principal amount	Value
Mello Warehouse Securitization Trust 144A
FRB Ser. 21-3, Class E, (CME Term SOFR 1 Month + 3.36%), 8.71%, 10/22/24	$585,000	$586,188
FRB Ser. 21-3, Class D, (CME Term SOFR 1 Month + 2.11%), 7.46%, 10/22/24	500,000	499,271

Total asset-backed securities (cost $1,023,847)		$1,085,459

SHORT-TERM INVESTMENTS (25.7%)(a)
		Principal amount/ shares	Value
BNP Paribas SA/New York, NY commercial paper 5.423%, 8/2/24 (France)		$750,000	$746,142
BPCE SA commercial paper 5.412%, 8/13/24 (France)		750,000	744,887
NRW.Bank commercial paper 5.405%, 9/30/24 (Germany)		750,000	739,573
Putnam Government Money Market Fund Class P 5.07%(AFF)	Shares	24,780,074	24,780,074
Putnam Short Term Investment Fund Class P 5.48%(AFF)	Shares	13,133,672	13,133,672
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.25%(P)	Shares	1,412,000	1,412,000
U.S. Treasury Bills 5.379%, 8/27/24(SEG)(SEGSF)		$600,000	595,017
U.S. Treasury Bills 5.373%, 7/23/24(SEGSF)		200,000	199,358

Total short-term investments (cost $42,351,739)			$42,350,723
TOTAL INVESTMENTS

Total investments (cost $238,573,815)			$234,091,237

	FORWARD CURRENCY CONTRACTS at 6/30/24 (aggregate face value $21,922,246) (Unaudited)
	Counterparty	Currency	Contract type*	Delivery date	Value	Aggregate face value	Unrealized appreciation/ (depreciation)
	Bank of America N.A.
		British Pound	Sell	9/18/24	$242,213	$244,600	$2,387
		Canadian Dollar	Buy	7/17/24	292	292	—
		Canadian Dollar	Sell	7/17/24	292	297	5
		Canadian Dollar	Sell	10/16/24	293	293	—
		Euro	Sell	9/18/24	184,031	187,266	3,235
		Japanese Yen	Buy	8/21/24	403,947	423,983	(20,036)
		New Zealand Dollar	Buy	7/17/24	11,999	12,030	(31)
		New Zealand Dollar	Sell	7/17/24	11,999	11,890	(109)
		New Zealand Dollar	Sell	10/16/24	11,999	12,029	30
		Norwegian Krone	Sell	9/18/24	320,958	324,841	3,883
		Swedish Krona	Sell	9/18/24	29,696	30,607	911
		Swiss Franc	Buy	9/18/24	39,995	40,049	(54)
	Barclays Bank PLC
		Canadian Dollar	Buy	7/17/24	60,472	60,461	11
		Canadian Dollar	Sell	7/17/24	60,472	61,429	957
		Canadian Dollar	Sell	10/16/24	60,604	60,589	(15)
		Euro	Sell	9/18/24	46,975	47,804	829
		Norwegian Krone	Sell	9/18/24	11,767	11,890	123
		Swiss Franc	Buy	9/18/24	76,395	76,812	(417)
	Citibank, N.A.
		British Pound	Sell	9/18/24	236,774	239,249	2,475
		Euro	Sell	9/18/24	509,094	518,082	8,988
		Norwegian Krone	Sell	9/18/24	100,173	101,199	1,026
		Swedish Krona	Sell	9/18/24	4,897	4,966	69
	Goldman Sachs International
		Australian Dollar	Buy	7/17/24	32,768	32,716	52
		Australian Dollar	Sell	7/17/24	32,768	32,674	(94)
		Canadian Dollar	Buy	7/17/24	6,581	6,579	2
		Canadian Dollar	Sell	7/17/24	6,581	6,684	103
		Canadian Dollar	Sell	10/16/24	6,595	6,593	(2)
		Mexican Peso	Buy	7/17/24	387,969	389,915	(1,946)
		Mexican Peso	Sell	7/17/24	387,969	393,402	5,433
		Swedish Krona	Sell	9/18/24	193,290	196,053	2,763
		Swiss Franc	Buy	9/18/24	354,898	356,862	(1,964)
	HSBC Bank USA, National Association
		Australian Dollar	Buy	7/17/24	414,300	413,713	587
		Australian Dollar	Sell	7/17/24	414,300	411,013	(3,287)
		Australian Dollar	Sell	10/16/24	382,361	382,139	(222)
		Canadian Dollar	Buy	7/17/24	378,699	378,723	(24)
		Canadian Dollar	Sell	7/17/24	378,699	384,641	5,942
		Canadian Dollar	Sell	10/16/24	325,005	324,902	(103)
		Euro	Sell	9/18/24	208,969	212,655	3,686
		New Zealand Dollar	Buy	7/17/24	324,711	325,405	(694)
		New Zealand Dollar	Sell	7/17/24	324,711	321,998	(2,713)
		New Zealand Dollar	Sell	10/16/24	313,793	314,479	686
		Norwegian Krone	Sell	9/18/24	16,441	16,609	168
		Swedish Krona	Sell	9/18/24	52,154	52,891	737
		Swiss Franc	Buy	9/18/24	25,165	25,305	(140)
	JPMorgan Chase Bank N.A.
		Canadian Dollar	Buy	7/17/24	143,173	143,119	54
		Canadian Dollar	Sell	7/17/24	143,173	145,425	2,252
		Canadian Dollar	Sell	10/16/24	143,486	143,422	(64)
		Norwegian Krone	Sell	9/18/24	9,619	9,716	97
	Morgan Stanley & Co. International PLC
		Australian Dollar	Buy	7/17/24	560,986	560,506	480
		Australian Dollar	Sell	7/17/24	560,986	556,908	(4,078)
		Australian Dollar	Sell	10/16/24	524,684	524,359	(325)
		British Pound	Sell	9/18/24	208,948	210,948	2,000
		Canadian Dollar	Buy	7/17/24	54,476	54,147	329
		Canadian Dollar	Sell	7/17/24	54,476	54,427	(49)
		Euro	Sell	9/18/24	1,014,963	1,033,338	18,375
		Mexican Peso	Buy	7/17/24	786,241	812,425	(26,184)
		Mexican Peso	Sell	7/17/24	786,241	783,792	(2,449)
		New Zealand Dollar	Buy	7/17/24	301,687	302,480	(793)
		New Zealand Dollar	Sell	7/17/24	301,687	300,701	(986)
		New Zealand Dollar	Sell	10/16/24	301,673	302,442	769
	NatWest Markets PLC
		Australian Dollar	Buy	7/17/24	4,672	4,517	155
		Australian Dollar	Sell	7/17/24	4,672	4,658	(14)
		British Pound	Sell	9/18/24	78,545	79,478	933
		Canadian Dollar	Buy	7/17/24	108,367	108,342	25
		Canadian Dollar	Sell	7/17/24	108,367	108,485	118
		Canadian Dollar	Sell	10/16/24	108,604	108,568	(36)
		Euro	Sell	9/18/24	46,330	47,833	1,503
		Swiss Franc	Buy	9/18/24	39,995	40,250	(255)
	State Street Bank and Trust Co.
		Australian Dollar	Buy	7/17/24	15,750	15,733	17
		Australian Dollar	Sell	7/17/24	15,750	15,625	(125)
		Australian Dollar	Sell	10/16/24	15,784	15,768	(16)
		British Pound	Buy	9/18/24	39,462	39,695	(233)
		Euro	Sell	9/18/24	3,641,156	3,710,125	68,969
		New Zealand Dollar	Buy	7/17/24	32,100	32,295	(195)
		New Zealand Dollar	Sell	7/17/24	32,100	31,905	(195)
		Norwegian Krone	Buy	9/18/24	25,177	25,510	(333)
		Swedish Krona	Sell	9/18/24	358,438	363,481	5,043
	Toronto-Dominion Bank
		Australian Dollar	Buy	7/17/24	244,189	244,014	175
		Australian Dollar	Sell	7/17/24	244,189	242,282	(1,907)
		Australian Dollar	Sell	10/16/24	244,719	244,570	(149)
		British Pound	Sell	9/18/24	49,328	49,815	487
		Canadian Dollar	Buy	7/17/24	384,403	384,262	141
		Canadian Dollar	Sell	7/17/24	384,403	390,416	6,013
		Canadian Dollar	Sell	10/16/24	330,648	330,539	(109)
		Euro	Sell	9/18/24	9,245	9,407	162
		Japanese Yen	Buy	8/21/24	3,833	4,022	(189)
		Norwegian Krone	Sell	9/18/24	203,302	205,401	2,099
		Swiss Franc	Sell	9/18/24	79,428	80,180	752
	UBS AG
		Australian Dollar	Buy	7/17/24	14,549	14,538	11
		Australian Dollar	Sell	7/17/24	14,549	14,434	(115)
		Australian Dollar	Sell	10/16/24	14,580	14,571	(9)
		British Pound	Buy	9/18/24	39,462	39,623	(161)
		Canadian Dollar	Buy	7/17/24	9,506	9,504	2
		Canadian Dollar	Sell	7/17/24	9,506	9,655	149
		Canadian Dollar	Sell	10/16/24	9,527	9,524	(3)
		Euro	Sell	9/18/24	322,806	328,507	5,701
		Japanese Yen	Buy	8/21/24	754,582	791,982	(37,400)
		New Zealand Dollar	Buy	7/17/24	46,170	46,290	(120)
		New Zealand Dollar	Sell	7/17/24	46,170	45,780	(390)
		New Zealand Dollar	Sell	10/16/24	46,168	46,284	116
		Swedish Krona	Sell	9/18/24	5,645	5,725	80
	WestPac Banking Corp.
		British Pound	Sell	9/18/24	11,383	11,497	114
		Euro	Sell	9/18/24	50,415	52,011	1,596
		New Zealand Dollar	Buy	7/17/24	60,910	61,172	(262)
		New Zealand Dollar	Sell	7/17/24	60,910	60,391	(519)
		New Zealand Dollar	Sell	10/16/24	28,748	28,818	70

	Unrealized appreciation						163,875

	Unrealized (depreciation)						(109,514)

	Total						$54,361
*	The exchange currency for all contracts listed is the United States Dollar.

FUTURES CONTRACTS OUTSTANDING at 6/30/24 (Unaudited)
	Number of contracts	Notional amount	Value	Expiration date	Unrealized appreciation/ (depreciation)
Euro-Bobl 5 yr (Short)	29	$3,616,341	$3,616,343	Sep-24	$(26,734)
U.S. Treasury Note 2 yr (Short)	17	3,471,719	3,471,719	Sep-24	(7,198)
U.S. Treasury Note 5 yr (Long)	104	11,084,125	11,084,125	Sep-24	71,467
U.S. Treasury Note Ultra 10 yr (Long)	68	7,720,125	7,720,125	Sep-24	81,316

Unrealized appreciation					152,783

Unrealized (depreciation)					(33,932)

Total					$118,851

FORWARD PREMIUM SWAP OPTION CONTRACTS OUTSTANDING at 6/30/24 (Unaudited)
Counterparty Fixed right or obligation % to receive or (pay)/Floating rate index/Maturity date	Expiration date/strike		Notional/ Contract amount	Premium receivable/ (payable)	Unrealized appreciation/ (depreciation)
Bank of America N.A.
(4.225)/US SOFR/Nov-36 (Purchased)	Nov-26/4.225		$3,843,900	$(358,420)	$(45,396)
3.725/US SOFR/Nov-36 (Purchased)	Nov-26/3.725		3,843,900	(342,320)	423
(3.925)/US SOFR/Apr-37 (Written)	Apr-27/3.925		3,178,000	314,146	(12,585)
3.925/US SOFR/Apr-37 (Written)	Apr-27/3.925		3,178,000	314,146	13,379
Barclays Bank PLC
3.00/US SOFR/Dec-48 (Purchased)	Dec-38/3.00		16,769,300	(1,111,805)	14,254
3.10/US SOFR/Dec-42 (Purchased)	Dec-32/3.10		15,498,300	(655,733)	85,241
Citibank, N.A.
3.75/US SOFR/Sep-34 (Written)	Sep-24/3.75		13,386,900	224,231	(86,613)
(3.85)/US SOFR/Sep-34 (Purchased)	Sep-24/3.85		13,386,900	(207,664)	35,475
3.85/US SOFR/Sep-34 (Purchased)	Sep-24/3.85		13,386,900	(207,664)	(35,743)
(3.75)/US SOFR/Sep-34 (Written)	Sep-24/3.75		13,386,900	224,231	92,637
3.945/US SOFR/Apr-37 (Written)	Apr-27/3.945		1,717,700	99,369	10,392
(3.945)/US SOFR/Apr-37 (Written)	Apr-27/3.945		1,717,700	99,369	(6,167)
Deutsche Bank AG
(4.8525)/6 month AUD-BBR-BBSW/May-39 (Purchased)	May-29/4.8525	AUD	9,201,500	(362,821)	(6,322)
4.8525/6 month AUD-BBR-BBSW/May-39 (Purchased)	May-29/4.8525	AUD	9,201,500	(362,821)	3,008
2.239/6 month EUR-EURIBOR/May-58 (Written)	May-28/2.239	EUR	714,100	100,218	(5,789)
(2.239)/6 month EUR-EURIBOR/May-58 (Written)	May-28/2.239	EUR	714,100	100,218	13,965
2.25/6 month EUR-EURIBOR/Apr-54 (Written)	Apr-34/2.25	EUR	486,800	68,447	(3,211)
(2.25)/6 month EUR-EURIBOR/Apr-54 (Written)	Apr-34/2.25	EUR	486,800	68,447	2,654
Goldman Sachs International
(2.85)/3 month EUR-EURIBOR/Mar-29 (Purchased)	Mar-28/2.85	EUR	18,519,200	(174,199)	(58,904)
2.85/3 month EUR-EURIBOR/Mar-29 (Purchased)	Mar-28/2.85	EUR	18,519,200	(174,199)	(12,892)
2.35/US SOFR/Mar-59 (Purchased)	Mar-29/2.35		$7,494,000	(1,320,856)	(32,599)
JPMorgan Chase Bank N.A.
(2.495)/6 month AUD-BBR-BBSW/Nov-46 (Purchased)	Nov-26/2.495	AUD	2,376,500	(147,789)	287,997
2.495/6 month AUD-BBR-BBSW/Nov-46 (Purchased)	Nov-26/2.495	AUD	2,376,500	(147,789)	(116,334)
(1.445)/6 month AUD-BBR-BBSW/Mar-40 (Purchased)	Mar-30/1.445	AUD	1,940,600	(72,744)	211,779
1.445/6 month AUD-BBR-BBSW/Mar-40 (Purchased)	Mar-30/1.445	AUD	1,940,600	(72,744)	(60,211)
1.692/6 month AUD-BBR-BBSW/Jan-35 (Purchased)	Jan-25/1.692	AUD	1,387,400	(43,285)	(41,640)
(1.692)/6 month AUD-BBR-BBSW/Jan-35 (Purchased)	Jan-25/1.692	AUD	1,387,400	(43,285)	167,142
1.441/6 month AUD-BBR-BBSW/Jul-45 (Purchased)	Jul-25/1.441	AUD	929,600	(54,979)	(50,950)
(1.441)/6 month AUD-BBR-BBSW/Jul-45 (Purchased)	Jul-25/1.441	AUD	929,600	(54,979)	196,565
1.201/6 month EUR-EURIBOR/Apr-39 (Purchased)	Apr-29/1.201	EUR	5,999,100	(119,351)	(14,199)
(4.201)/6 month EUR-EURIBOR/Apr-39 (Purchased)	Apr-29/4.201	EUR	5,999,100	(150,318)	5,461
2.665/6 month EUR-EURIBOR/Apr-43 (Written)	Apr-33/2.665	EUR	2,286,800	190,494	(8,131)
(2.665)/6 month EUR-EURIBOR/Apr-43 (Written)	Apr-33/2.665	EUR	2,286,800	190,494	11,094
(3.515)/US SOFR/Dec-40 (Written)	Dec-30/3.515		$10,834,600	764,923	88,735
3.515/US SOFR/Dec-40 (Written)	Dec-30/3.515		10,834,600	812,595	(153,093)
3.475/US SOFR/Dec-38 (Written)	Dec-28/3.475		7,164,300	480,725	(104,527)
(3.475)/US SOFR/Dec-38 (Written)	Dec-28/3.475		7,164,300	480,725	93,351
3.0925/US SOFR/Mar-43 (Written)	Mar-33/3.0925		1,473,200	123,749	(36,462)
(3.0925)/US SOFR/Mar-43 (Written)	Mar-33/3.0925		1,473,200	123,749	35,430
Morgan Stanley & Co. International PLC
(2.492)/6 month EUR-EURIBOR/Jun-51 (Written)	Jun-31/2.492	EUR	5,821,600	742,480	3,304
2.492/6 month EUR-EURIBOR/Jun-51 (Written)	Jun-31/2.492	EUR	5,821,600	742,480	(4,053)
(2.952)/6 month EUR-EURIBOR/Jun-49 (Purchased)	Jun-29/2.952	EUR	5,537,800	(439,649)	31,018
2.634/6 month EUR-EURIBOR/Jun-47 (Purchased)	Jun-27/2.634	EUR	4,657,200	(424,385)	(7,581)
(2.634)/6 month EUR-EURIBOR/Jun-47 (Purchased)	Jun-27/2.634	EUR	4,657,200	(424,385)	(1,945)
UBS AG
(2.00)/6 month AUD-BBR-BBSW/Sep-46 (Purchased)	Sep-36/2.00	AUD	2,078,300	(110,618)	118,845
2.00/6 month AUD-BBR-BBSW/Sep-46 (Purchased)	Sep-36/2.00	AUD	2,078,300	(110,618)	(49,094)
2.70/6 month AUD-BBR-BBSW/Apr-47 (Purchased)	Apr-37/2.70	AUD	997,300	(60,554)	(22,733)
(2.70)/6 month AUD-BBR-BBSW/Apr-47 (Purchased)	Apr-37/2.70	AUD	997,300	(60,554)	33,638

Unrealized appreciation					1,555,787

Unrealized (depreciation)					(977,174)

Total					$578,613

TBA SALE COMMITMENTS OUTSTANDING at 6/30/24 (proceeds receivable $28,153,691) (Unaudited)
Agency	Principal amount	Settlement date	Value
Government National Mortgage Association, 3.50%, 7/1/54	$1,000,000	7/22/24	$898,783
Uniform Mortgage-Backed Securities, 6.50%, 7/1/54	15,000,000	7/15/24	15,266,007
Uniform Mortgage-Backed Securities, 5.50%, 7/1/54	1,000,000	7/15/24	986,289
Uniform Mortgage-Backed Securities, 4.50%, 7/1/54	5,000,000	7/15/24	4,713,085
Uniform Mortgage-Backed Securities, 4.00%, 7/1/54	4,000,000	7/15/24	3,659,375
Uniform Mortgage-Backed Securities, 3.50%, 7/1/54	1,000,000	7/15/24	885,078
Uniform Mortgage-Backed Securities, 3.00%, 7/1/54	1,000,000	7/15/24	850,938
Uniform Mortgage-Backed Securities, 2.50%, 7/1/54	1,000,000	7/15/24	816,445

Total			$28,076,000

	OTC INTEREST RATE SWAP CONTRACTS OUTSTANDING at 6/30/24 (Unaudited)
	Swap counterparty/ notional amount		Value		Upfront premium received (paid)	Termi- nation date	Payments made by fund	Payments received by fund	Unrealized appreciation
	JPMorgan Chase Bank N.A.
	MYR	25,060,000	$5,578	(E)	$(434)	9/18/29	Bank Negara Malaysia Klibor Interbank Offered Rate Fixing 3 Month — Quarterly	3.6725% — Quarterly	$5,144

	Upfront premium received				—		Unrealized appreciation		5,144

	Upfront premium (paid)				(434)		Unrealized (depreciation)		—

			Total		$(434)			Total	$5,144
(E)	Extended effective date.

	CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 6/30/24 (Unaudited)
	Notional amount		Value		Upfront premium received (paid)	Termi- nation date	Payments made by fund	Payments received by fund	Unrealized appreciation/ (depreciation)
		$2,184,600	$10,770	(E)	$(74)	12/13/57	US SOFR — Annually	3.524% — Annually	$(10,844)
		1,965,500	6,467	(E)	(29)	3/18/36	3.757% — Annually	US SOFR — Annually	6,437
		2,088,300	10,964	(E)	(71)	2/20/59	3.485% — Annually	US SOFR — Annually	10,893
		29,177,800	140,637		(109)	3/18/26	US SOFR — Annually	4.413% — Annually	(208,043)
		3,045,300	13,947	(E)	(46)	3/21/39	3.815% — Annually	US SOFR — Annually	13,902
		793,700	4,627	(E)	(12)	3/31/38	US SOFR — Annually	3.93% — Annually	4,615
		3,616,300	18,769	(E)	(54)	3/21/39	US SOFR — Annually	3.958% — Annually	18,714
		1,736,800	13,495	(E)	(59)	3/14/59	US SOFR — Annually	3.57% — Annually	13,436
		125,900	2,299	(E)	(4)	2/20/59	US SOFR — Annually	3.642% — Annually	2,295
		438,800	4,682	(E)	(15)	12/18/58	3.455% — Annually	US SOFR — Annually	4,667
		1,141,000	10,577	(E)	(39)	3/14/59	US SOFR — Annually	3.456% — Annually	(10,616)
		87,428,000	156,496	(E)	302,082	9/18/26	4.50% — Annually	US SOFR — Annually	145,586
		48,182,000	663,948	(E)	889,790	9/18/29	4.30% — Annually	US SOFR — Annually	225,842
		39,297,000	589,455	(E)	919,967	9/18/34	4.10% — Annually	US SOFR — Annually	330,512
		5,922,000	187,372	(E)	(304,699)	9/18/54	US SOFR — Annually	3.90% — Annually	(117,327)
		42,979,000	117,333	(E)	156,876	9/18/26	4.55% — Annually	US SOFR — Annually	39,543
		152,435,000	2,437,436	(E)	(2,866,144)	9/18/29	US SOFR — Annually	4.35% — Annually	(409,264)
		2,145,000	40,884	(E)	40,578	9/18/34	4.15% — Annually	US SOFR — Annually	(305)
		12,264,000	495,466	(E)	751,525	9/18/54	3.95% — Annually	US SOFR — Annually	256,060
		15,852,900	38,840	(E)	(149)	7/25/29	3.99% — Annually	US SOFR — Annually	38,691
	AUD	653,200	815	(E)	(8)	1/27/43	4.91% — Semiannually	6 month AUD-BBR-BBSW — Semiannually	(823)
	AUD	10,155,000	44,576		(53)	2/15/29	6 month AUD-BBR-BBSW — Semiannually	4.226% — Semiannually	(50,594)
	AUD	1,398,800	5,785	(E)	(17)	4/7/40	5.092% — Semiannually	6 month AUD-BBR-BBSW — Semiannually	(5,803)
	AUD	1,225,800	5,209	(E)	3,333	9/18/34	6 month AUD-BBR-BBSW — Semiannually	4.47% — Semiannually	(1,876)
	AUD	1,673,000	2,645	(E)	(3,063)	9/18/26	4.20% — Quarterly	3 month AUD-BBR-BBSW — Quarterly	(418)
	BRL	3,030,000	37,237		19,284	1/2/29	Brazil Cetip Interbank Deposit Rate — At maturity	0.00% — At maturity	(23,841)
	CAD	982,000	2,821	(E)	1,759	9/18/34	3.45% — Semiannually	Canadian Overnight Repo Rate — Semiannually	(1,062)
	CAD	1,378,000	3,133	(E)	(4,004)	9/18/26	Canadian Overnight Repo Rate — Semiannually	3.96% — Semiannually	(871)
	CHF	2,411,000	77,258	(E)	6,422	9/18/34	Swiss Average Rate Overnight — Annually	1.28% — Annually	83,681
	CLP	536,810,000	7,684	(E)	40	9/23/29	CLICP (Chilean Pesos Indice Camara Promedio) — Semiannually	4.94% — Semiannually	(7,644)
	CNY	41,610,000	11,797	(E)	6,782	9/18/29	China Fixing Repo Rates 7 Day — Quarterly	1.98% — Quarterly	18,578
	COP	778,160,000	270	(E)	323	9/18/29	8.01% — Quarterly	Colombia IBR Overnight Rate — Quarterly	592
	CZK	13,910,000	4,460	(E)	(3,079)	9/18/29	6 month CZK-PRIBOR — Semiannually	3.97% — Annually	1,381
	EUR	13,004,800	170,333		(284,631)	3/13/29	6 month EUR-EURIBOR — Semiannually	3.18% — Annually	(147,717)
	EUR	765,900	6,455	(E)	(26)	11/24/48	6 month EUR-EURIBOR — Semiannually	2.545% — Annually	(6,482)
	EUR	1,245,300	3,347	(E)	(26)	2/23/44	6 month EUR-EURIBOR — Semiannually	2.69% — Annually	(3,374)
	EUR	2,054,300	71,194	(E)	(72)	10/8/44	6 month EUR-EURIBOR — Semiannually	2.54% — Annually	(71,265)
	EUR	3,450,700	30,414	(E)	(120)	10/8/44	2.70% — Annually	6 month EUR-EURIBOR — Semiannually	30,294
	EUR	286,900	166	(E)	(10)	6/2/46	2.675% — Annually	6 month EUR-EURIBOR — Semiannually	(176)
	EUR	1,891,700	11,669	(E)	3,162	9/18/34	2.88% — Annually	6 month EUR-EURIBOR — Semiannually	(8,507)
	EUR	11,620,000	20,782	(E)	38,090	9/18/29	2.86% — Annually	6 month EUR-EURIBOR — Semiannually	17,309
	EUR	1,701,300	32,122	(E)	(59)	6/20/49	6 month EUR-EURIBOR — Semiannually	2.452% — Annually	(32,181)
	EUR	479,600	9,286	(E)	(17)	6/2/46	6 month EUR-EURIBOR — Semiannually	2.456% — Annually	(9,303)
	EUR	622,900	747	(E)	(22)	6/30/47	2.634% — Annually	6 month EUR-EURIBOR — Semiannually	726
	EUR	1,094,500	1,371	(E)	(40)	7/2/51	6 month EUR-EURIBOR — Semiannually	2.492% — Annually	(1,411)
	GBP	997,000	13,851	(E)	(863)	9/18/34	Sterling Overnight Index Average — Annually	3.98% — Annually	12,987
	GBP	1,285,000	9,535	(E)	(4,828)	9/18/26	Sterling Overnight Index Average — Annually	4.68% — Annually	4,707
	HUF	392,500,000	3,416	(E)	1,107	9/18/29	6 month HUF-BUBOR-NATIONAL BANK OF HUNGARY — Semiannually	6.32% — Annually	4,524
	ILS	5,120,000	1,437	(E)	(519)	9/18/29	Israeili Shekel 3 Month TELIBOR — Quarterly	4.40% — Annually	918
	INR	51,730,000	119,561		119,482	6/19/29	INR-FBIL-MIBOR-OIS-COMPOUND — Semiannually	6.285% — Semiannually	(79)
	INR	130,770,000	5,787	(E)	(566)	9/18/29	INR-FBIL-MIBOR-OIS-COMPOUND — Semiannually	6.325% — Semiannually	(6,353)
	KRW	1,042,540,000	2,780	(E)	(937)	9/18/29	3 month KRW-CD-KSDA-BLOOMBERG — Quarterly	3.20% — Quarterly	1,842
	MXN	23,180,000	21,489	(E)	(4,317)	9/18/29	Mexico Interbank TIIE 28 Day — 28 Days	9.87% — 28 Days	17,171
	NOK	26,384,000	11,565	(E)	7,496	9/18/34	3.82% — Annually	6 month NOK-NIBOR-NIBR — Semiannually	(4,069)
	NZD	457,000	2,781	(E)	740	9/18/34	4.60% — Semiannually	3 month NZD-BBR-FRA — Quarterly	(2,040)
	PLN	5,190,000	6,253	(E)	(5,157)	9/18/29	6 month WIBOR — Semiannually	5.05% — Annually	1,095
	SEK	20,409,000	29,423	(E)	4,963	9/18/34	2.75% — Annually	3 month SEK-STIBOR-SIDE — Quarterly	(24,460)
	SGD	600,000	438	(E)	(619)	9/18/29	Compounded Singapore Overnight Rate Average — Annually	2.94% — Annually	(1,057)
	THB	118,160,000	7,212	(E)	5,066	9/18/29	Thailand Overnight Repo Rate ON — Quarterly	2.47% — Quarterly	12,279
	ZAR	54,750,000	3	(E)	10,606	9/18/29	3 month ZAR-JIBAR-SAFEX — Quarterly	8.25% — Quarterly	10,609

	Total				$(195,084)				$162,081
(E)	Extended effective date.

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 6/30/24 (Unaudited)
Swap counterparty/ notional amount	Value	Upfront premium received (paid)	Termi- nation date	Payments received (paid) by fund	Total return received by or paid by fund	Unrealized depreciation
Morgan Stanley & Co. International PLC
$1,075,356	$1,017,945	$—	9/29/25	(0.165%) — Annually	Ephesus Funding DAC, 3.80%, Series 2020-01, 9/22/2025 — Annually	$(26,317)
1,032,736	944,076	—	7/17/24	3.825% (US SOFR plus 0.14161%) — Quarterly	Pera Funding DAC, 3.825%, Series 2019-01, 07/10/24 — Quarterly	(92,550)

Upfront premium received		—	Unrealized appreciation			—

Upfront premium (paid)		—	Unrealized (depreciation)			(118,867)

	Total	$—			Total	$(118,867)

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 6/30/24 (Unaudited)
	Swap counterparty/referenced debt*	Rating***	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments received by fund	Unrealized appreciation/ (depreciation)
	Bank of America N.A.
	CMBX NA BBB-.6 Index	CCC/P	$4,375	$28,492	$3,795	5/11/63	300 bp — Monthly	$594
	CMBX NA BBB-.6 Index	CCC/P	3,933	30,718	4,092	5/11/63	300 bp — Monthly	(143)
	CMBX NA BBB-.6 Index	CCC/P	5,424	40,067	5,337	5/11/63	300 bp — Monthly	107
	Citigroup Global Markets, Inc.
	CMBX NA BB.13 Index	BB-/P	449,790	1,052,000	377,668	12/16/72	500 bp — Monthly	72,999
	CMBX NA BB.6 Index	CCC-/P	49,554	147,636	38,326	5/11/63	500 bp — Monthly	11,351
	CMBX NA BB.7 Index	CCC/P	50,794	159,679	52,215	1/17/47	500 bp — Monthly	(1,310)
	CMBX NA BB.7 Index	CCC/P	316,861	747,268	244,357	1/17/47	500 bp — Monthly	73,126
	CMBX NA BB.9 Index	B-/P	73,195	174,000	68,434	9/17/58	500 bp — Monthly	4,906
	CMBX NA BBB-.11 Index	BBB-/P	13,020	62,000	8,544	11/18/54	300 bp — Monthly	4,507
	CMBX NA BBB-.16 Index	BBB-/P	40,689	179,000	31,182	4/17/65	300 bp — Monthly	9,597
	CMBX NA BBB-.7 Index	B-/P	63,951	365,559	64,594	1/17/47	300 bp — Monthly	(461)
	Goldman Sachs International
	CMBX NA BB.6 Index	CCC-/P	28,991	86,510	22,458	5/11/63	500 bp — Monthly	6,606
	CMBX NA BB.9 Index	B-/P	4,401	11,000	4,326	9/17/58	500 bp — Monthly	84
	CMBX NA BBB-.13 Index	BBB-/P	48,723	183,000	42,218	12/16/72	300 bp — Monthly	6,596
	CMBX NA BBB-.16 Index	BBB-/P	2,464	12,000	2,090	4/17/65	300 bp — Monthly	380
	CMBX NA BBB-.7 Index	B-/P	113,724	437,264	77,265	1/17/47	300 bp — Monthly	36,678
	JPMorgan Securities LLC
	CMBX NA BB.10 Index	B-/P	9,629	120,000	49,152	5/11/63	500 bp — Monthly	(39,423)
	CMBX NA BBB-.13 Index	BBB-/P	16,787	127,000	29,299	12/16/72	300 bp — Monthly	(12,449)
	CMBX NA BBB-.8 Index	B+/P	17,933	115,000	11,431	10/17/57	300 bp — Monthly	6,559
	Merrill Lynch International
	CMBX NA A.13 Index	A-/P	25,425	191,000	14,421	12/16/72	200 bp — Monthly	11,068
	CMBX NA A.13 Index	A-/P	24,894	191,000	14,421	12/16/72	200 bp — Monthly	10,538
	CMBX NA BB.6 Index	CCC-/P	13,977	64,753	16,810	5/11/63	500 bp — Monthly	(2,779)
	Morgan Stanley & Co. International PLC
	CMBX NA BB.13 Index	BB-/P	12,177	27,000	9,693	12/16/72	500 bp — Monthly	2,507
	CMBX NA BB.6 Index	CCC-/P	100,044	291,128	75,577	5/11/63	500 bp — Monthly	24,710
	CMBX NA BBB-.16 Index	BBB-/P	4,319	19,000	3,310	4/17/65	300 bp — Monthly	1,019
	CMBX NA BBB-.9 Index	BB-/P	874	9,000	1,530	9/17/58	300 bp — Monthly	(652)

Upfront premium received			1,495,948		Unrealized appreciation			283,932

Upfront premium (paid)			—		Unrealized (depreciation)			(57,217)

	Total		$1,495,948				Total	$226,715
*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.
***	Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at June 30, 2024. Securities rated by Fitch are indicated by "/F." Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor’s classifications.

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 6/30/24 (Unaudited)
	Swap counterparty/ referenced debt*	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments (paid) by fund	Unrealized appreciation/ (depreciation)
	Citigroup Global Markets, Inc.
	CMBX NA BB.10 Index	$(420,443)	$906,000	$371,098	11/17/59	(500 bp) — Monthly	$(50,101)
	CMBX NA BB.10 Index	(116,872)	290,000	118,784	11/17/59	(500 bp) — Monthly	1,671
	CMBX NA BB.10 Index	(116,469)	289,000	118,374	11/17/59	(500 bp) — Monthly	1,665
	CMBX NA BB.10 Index	(61,257)	152,000	62,259	11/17/59	(500 bp) — Monthly	876
	CMBX NA BB.7 Index	(74,631)	234,616	76,719	1/17/47	(500 bp) — Monthly	1,925
	CMBX NA BB.7 Index	(6,461)	20,310	6,641	1/17/47	(500 bp) — Monthly	167
	CMBX NA BB.8 Index	(64,084)	142,338	51,242	10/17/57	(500 bp) — Monthly	(12,960)
	CMBX NA BBB-.10 Index	(139,762)	465,000	88,490	11/17/59	(300 bp) — Monthly	(51,505)
	CMBX NA BBB-.12 Index	(234,412)	826,000	173,212	8/17/61	(300 bp) — Monthly	(61,613)
	CMBX NA BBB-.13 Index	(56,118)	196,000	45,217	12/16/72	(300 bp) — Monthly	(10,999)
	CMBX NA BBB-.6 Index	(41,772)	99,278	13,224	5/11/63	(300 bp) — Monthly	(28,598)
	CMBX NA BBB-.8 Index	(17,193)	89,000	8,847	10/17/57	(300 bp) — Monthly	(8,390)
	CMBX NA BBB-.9 Index	(2,129)	9,000	1,530	9/17/58	(300 bp) — Monthly	(604)
	Goldman Sachs International
	CMBX NA BB.8 Index	(17,149)	40,393	14,542	10/17/57	(500 bp) — Monthly	(2,641)
	CMBX NA BBB-.12 Index	(8,966)	34,000	7,130	8/17/61	(300 bp) — Monthly	(1,854)
	JPMorgan Securities LLC
	CMBX NA BB.7 Index	(311,421)	445,420	145,652	1/17/47	(500 bp) — Monthly	(166,141)
	CMBX NA BBB-.11 Index	(6,829)	62,000	8,544	11/18/54	(300 bp) — Monthly	1,684
	CMBX NA BBB-.7 Index	(214,338)	427,891	75,608	1/17/47	(300 bp) — Monthly	(138,944)
	Merrill Lynch International
	CMBX NA BB.10 Index	(15,875)	279,000	114,278	11/17/59	(500 bp) — Monthly	98,171
	CMBX NA BBB-.7 Index	(32,451)	185,591	32,794	1/17/47	(300 bp) — Monthly	250
	Morgan Stanley & Co. International PLC
	CMBX NA BB.10 Index	(29,898)	63,000	25,805	11/17/59	(500 bp) — Monthly	(4,146)
	CMBX NA BB.7 Index	(89,199)	206,602	67,559	1/17/47	(500 bp) — Monthly	(21,812)
	CMBX NA BB.9 Index	(78,352)	185,000	72,761	9/17/58	(500 bp) — Monthly	(5,746)
	CMBX NA BBB-.10 Index	(166,855)	516,000	98,195	11/17/59	(300 bp) — Monthly	(68,918)
	CMBX NA BBB-.12 Index	(318)	1,000	210	8/17/61	(300 bp) — Monthly	(109)
	CMBX NA BBB-.13 Index	(7,316)	23,000	5,306	12/16/72	(300 bp) — Monthly	(2,021)
	CMBX NA BBB-.7 Index	(53,275)	189,341	33,456	1/17/47	(300 bp) — Monthly	(19,914)

Upfront premium received		—			Unrealized appreciation		106,409

Upfront premium (paid)		(2,383,845)			Unrealized (depreciation)		(657,016)

	Total	$(2,383,845)				Total	$(550,607)
*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

	CENTRALLY CLEARED CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 6/30/24 (Unaudited)
	Referenced debt*	Rating***	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments received by fund	Unrealized depreciation
	CDX NA HY Series 42 Index	B+/P	$(765,392)	$11,238,000	$705,185	6/20/29	500 bp — Quarterly	$(44,084)

	Total		$(765,392)					$(44,084)
*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.
***	Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at June 30, 2024. Securities rated by Fitch are indicated by "/F." Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor’s classifications.

Key to holding's currency abbreviations
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNY	Chinese Yuan (Onshore)
COP	Colombian Peso
CZK	Czech Koruna
EUR	Euro
GBP	British Pound
HUF	Hungarian Forint
ILS	Israeli Shekel
INR	Indian Rupee
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
ZAR	South African Rand
Key to holding's abbreviations
bp	Basis Points
CME	Chicago Mercantile Exchange
CMT	U.S. Constant Maturity Treasury
EMTN	Euro Medium Term Notes
FRB	Floating Rate Bonds: The rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
FRN	Floating Rate Notes: The rate shown is the current interest rate or yield at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor.
IO	Interest Only
MTN	Medium Term Notes
OTC	Over-the-counter
REGS	Securities sold under Regulation S may not be offered, sold or delivered within the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
REMICs	Real Estate Mortgage Investment Conduits
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced Commitments
Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from October 1, 2023 through June 30, 2024 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Franklin Resources, Inc., references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $164,627,961.
(NON)	This security is non-income-producing.
(STP)	The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest at this rate.
(AFF)	Affiliated company. For investments in Putnam Government Money Market Fund and Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 9/30/23	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 6/30/24
Short-term investments
	Putnam Government Money Market Fund Class G†	$—	$47,345,439	$47,345,439	$368,348	$—
	Putnam Government Money Market Fund Class P†	—	31,928,315	7,148,241	319,523	24,780,074
	Putnam Short Term Investment Fund Class P‡	15,473,951	4,007,943	6,348,222	638,116	13,133,672

	Total Short-term investments	$15,473,951	$83,281,697	$60,841,902	$1,325,987	$37,913,746
† Management fees paid by the fund are reduced by an amount equal to the management fees paid by Putnam Government Money Market Fund with respect to assets invested by the fund in Putnam Government Money Market Fund. There were no realized or unrealized gains or losses during the period.
‡ Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period. Collateral at period end totaled $393,506.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period. Collateral at period end totaled $267,116.
(c)	Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown. Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities.
Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.
(i)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts.
(P)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts and TBA commitments. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(R)	Real Estate Investment Trust.
(WAC)	The rate shown represents the weighted average coupon associated with the underlying mortgage pools. Rates may be subject to a cap or floor.
Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The dates shown on debt obligations are the original maturity dates.
Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees (Trustees). The Trustees have formed a Pricing Committee to oversee the implementation of these procedures. Under compliance policies and procedures approved by the Trustees, the Trustees have designated the fund’s investment manager as the valuation designee and has responsibility for oversight of valuation. The investment manager is assisted by the fund’s administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC). The VC is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Trustees.
Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.
Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management, which has been designated as valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Stripped securities: The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.
Options contracts: The fund used options contracts for hedging duration and convexity, for isolating prepayment risk and for managing downside risks.
The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.
Exchange-traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers.
Options on swaps are similar to options on securities except that the premium paid or received is to buy or grant the right to enter into a previously agreed upon interest rate or credit default contract. Forward premium swap options contracts include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. In the case of interest rate cap and floor contracts, in return for a premium, ongoing payments between two parties are based on interest rates exceeding a specified rate, in the case of a cap contract, or falling below a specified rate in the case of a floor contract.
For the fund's average contract amount on options contracts, see the appropriate table at the end of these footnotes.
Futures contracts: The fund used futures contracts for hedging treasury term structure risk and for yield curve positioning.
The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin”.
For the fund's average number of futures contracts, see the appropriate table at the end of these footnotes.
Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used for hedging currency exposures and for gaining exposure to currencies.
The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
Interest rate swap contracts: The fund entered into OTC and/or centrally cleared interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, for hedging term structure risk, for yield curve positioning and for gaining exposure to rates in various countries.
An OTC and centrally cleared interest rate swap can be purchased or sold with an upfront premium. For OTC interest rate swap contracts, an upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. OTC and centrally cleared interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change is recorded as an unrealized gain or loss on OTC interest rate swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the reset date or the closing of the contract. Certain OTC and centrally cleared interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.
The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults, in the case of OTC interest rate contracts, or the central clearing agency or a clearing member defaults, in the case of centrally cleared interest rate swap contracts, on its respective obligation to perform under the contract. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC interest rate swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared interest rate swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared interest rate swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
For the fund's average notional amount on interest rate swap contracts, see the appropriate table at the end of these footnotes.
At the close of the reporting period, the fund has deposited cash valued at $1,555,568 in a segregated account to cover margin requirements on open centrally cleared interest rate swap contracts.
Total return swap contracts: The fund entered into OTC and/or centrally cleared total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount, for hedging sector exposure, for gaining exposure to specific sectors, for hedging inflation and for gaining exposure to inflation.
To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC and/or centrally cleared total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market maker. Any change is recorded as an unrealized gain or loss on OTC total return swaps. Daily fluctuations in the value of centrally cleared total return swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC and/or centrally cleared total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC total return swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared total return swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared total return swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
For the fund's average notional amount on total return swap contracts, see the appropriate table at the end of these footnotes.
Credit default contracts: The fund entered into OTC and/or centrally cleared credit default contracts for hedging credit risk, for gaining liquid exposure to individual names, for hedging market risk and for gaining exposure to specific sectors.
In OTC and centrally cleared credit default contracts, the protection buyer typically makes a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. For OTC credit default contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. Centrally cleared credit default contracts provide the same rights to the protection buyer and seller except the payments between parties, including upfront premiums, are settled through a central clearing agent through variation margin payments. Upfront and periodic payments received or paid by the fund for OTC and centrally cleared credit default contracts are recorded as realized gains or losses at the reset date or close of the contract. The OTC and centrally cleared credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change in value of OTC credit default contracts is recorded as an unrealized gain or loss. Daily fluctuations in the value of centrally cleared credit default contracts are recorded as unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and fair value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.
In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC and centrally cleared credit default contracts which would mitigate its risk of loss. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated for OTC credit default contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared credit default contracts through the daily exchange of variation margin. Counterparty risk is further mitigated with respect to centrally cleared credit default swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount.
For the fund's average notional amount on credit default contracts, see the appropriate table at the end of these footnotes.
At the close of the reporting period, the fund has deposited cash valued at $911,121 in a segregated account to cover margin requirements on open centrally cleared credit default contracts.
TBA commitments: The fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price and par amount have been established, the actual securities have not been specified. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.
The fund may also enter into TBA sale commitments to hedge its portfolio positions to sell mortgage-backed securities it owns under delayed delivery arrangements or to take a short position in mortgage-backed securities. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, either equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as "cover" for the transaction, or other liquid assets in an amount equal to the notional value of the TBA sale commitment are segregated. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.
TBA commitments, which are accounted for as purchase and sale transactions, may be considered securities themselves, and involve a risk of loss due to changes in the value of the security prior to the settlement date as well as the risk that the counterparty to the transaction will not perform its obligations. Counterparty risk is mitigated by having a master agreement between the fund and the counterparty.
Unsettled TBA commitments are valued at their fair value according to the procedures described under "Security valuation" above. The contract is marked to market daily and the change in fair value is recorded by the fund as an unrealized gain or loss. Based on market circumstances, Putnam Management will determine whether to take delivery of the underlying securities or to dispose of the TBA commitments prior to settlement.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and, with respect to those amounts which can be sold or repledged, are presented in the fund's portfolio.
Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
At the close of the reporting period, the fund had a net liability position of $293,519 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $267,116 and may include amounts related to unsettled agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Asset-backed securities	$—	$1,085,459	$—
Convertible bonds and notes	—	4,613,829	—
Corporate bonds and notes	—	33,597,582	—
Foreign government and agency bonds and notes	—	13,183,960	—
Mortgage-backed securities	—	57,913,523	—
Senior loans	—	9,681,916	—
U.S. government and agency mortgage obligations	—	71,528,028	—
U.S. treasury obligations	—	136,217	—
Short-term investments	26,192,074	16,158,649	—

Totals by level	$26,192,074	$207,899,163	$—
	Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3
Forward currency contracts	$—	$54,361	$—
Futures contracts	118,851	—	—
Forward premium swap option contracts	—	578,613	—
TBA sale commitments	—	(28,076,000)	—
Interest rate swap contracts	—	362,743	—
Total return swap contracts	—	(118,867)	—
Credit default contracts	—	1,285,313	—

Totals by level	$118,851	$(25,913,837)	$—
The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Purchased swap option contracts (contract amount)	$227,400,000
Written swap option contracts (contract amount)	$166,700,000
Futures contracts (number of contracts)	200
Forward currency contracts (contract amount)	$25,700,000
OTC interest rate swap contracts (notional)	$2,100,000
Centrally cleared interest rate swap contracts (notional)	$514,800,000
OTC total return swap contracts (notional)	$2,100,000
OTC credit default contracts (notional)	$12,700,000
Centrally cleared credit default contracts (notional)	$9,500,000
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnam.com